BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 1.0%
Cayman Islands — 0.5%
(a)
AGL CLO 7 Ltd., Series 2020-7A, Class
A1, (LIBOR USD 3 Month + 1.80%),
2.04%, 07/15/31
(b)
........... USD 530 $ 532,513
AGL Core CLO 5 Ltd.
(b)
:
Series 2020-5A, Class A2, (LIBOR
USD 3 Month + 2.35%), 2.57%,
07/20/30 ............... 550 552,713
Series 2020-5A, Class B, (LIBOR
USD 3 Month + 2.78%), 3.00%,
07/20/30 ............... 725 728,592
AIMCO CLO, Series 2018-AA, Class
B, (LIBOR USD 3 Month + 1.40%),
1.62%, 04/17/31
(b)
........... 256 256,212
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (LIBOR USD 3 Month +
1.10%), 1.34%, 07/15/31
(b)
..... 250 250,073
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
2.09%, 10/15/29
(b)
........... 252 251,738
ALM XVIII Ltd., Series 2016-18A,
Class A2R, (LIBOR USD 3 Month +
1.65%), 1.89%, 01/15/28
(b)
..... 259 258,661
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month +
1.45%), 1.67%, 04/25/31
(b)
..... 125 125,622
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.23%, 04/20/31
(b)
.... 620 617,554
Ares LV CLO Ltd., Series 2020-55A,
Class B, (LIBOR USD 3 Month +
2.50%), 2.74%, 04/15/31
(b)
..... 950 954,143
Assurant CLO Ltd., Series 2017-1A,
Class C, (LIBOR USD 3 Month +
2.10%), 2.32%, 10/20/29
(b)
..... 258 257,264
Atrium XII, Series 12A, Class BR,
(LIBOR USD 3 Month + 1.35%),
1.57%, 04/22/27
(b)
........... 287 286,562
Bain Capital Credit CLO Ltd., Series
2020-2A, Class B1, (LIBOR USD 3
Month + 2.50%), 2.72%, 07/21/31
(b)
575 578,451
Battalion CLO X Ltd.
(b)
:
Series 2016-10A, Class A1R2,
(LIBOR USD 3 Month + 1.17%),
1.29%, 01/25/35 .......... 732 728,779
Series 2016-10A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
1.67%, 01/25/35 .......... 485 483,549
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2,
(LIBOR USD 3 Month + 1.45%),
1.69%, 07/15/29
(b)
........... 610 609,709
Birch Grove CLO Ltd., Series 19X,
Class A, (LIBOR USD 3 Month +
1.49%), 1.67%, 06/15/31 ....... 1,152 1,151,735
BlueMountain CLO Ltd., Series 2014-
2A, Class BR2, (LIBOR USD 3
Month + 1.75%), 1.97%, 10/20/30
(b)
256 256,464
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (LIBOR USD 3
Month + 1.50%), 1.74%, 07/15/31
(b)
502 499,203
BlueMountain CLO XXIV Ltd., Series
2019-24A, Class C, (LIBOR USD 3
Month + 2.70%), 2.92%, 04/20/31
(b)
562 560,161
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Canyon CLO Ltd., Series 2020-3A,
Class B, (LIBOR USD 3 Month +
1.70%), 1.93%, 01/15/34
(b)
..... USD 250 $ 249,414
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 0.97%),
1.19%, 04/17/31
(b)
........... 249 248,995
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (LIBOR USD 3 Month +
1.35%), 1.57%, 04/20/29
(b)
..... 313 312,653
Cedar Funding II CLO Ltd., Series
2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 0.00%, 04/20/34
(b)
250 250,000
Cedar Funding VI CLO Ltd.
(b)
:
Series 2016-6A, Class ARR, (LIBOR
USD 3 Month + 1.05%), 1.24%,
04/20/34 ............... 600 600,000
Series 2016-6A, Class CR, (LIBOR
USD 3 Month + 2.10%), 2.32%,
10/20/28 ............... 525 524,070
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (LIBOR USD 3 Month
+ 1.55%), 1.79%, 04/15/30
(b)
.... 401 399,893
CIFC Funding 2015-III Ltd., Series
2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.37%, 04/19/29
(b)
288 283,435
CIFC Funding Ltd.
(b)
:
Series 2013-3RA, Class A1, (LIBOR
USD 3 Month + 0.98%), 1.20%,
04/24/31 ............... 250 249,482
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.80%), 2.02%,
07/20/30 ............... 276 275,262
Series 2020-1A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.54%,
07/15/32 ............... 875 875,693
Cook Park CLO Ltd., Series 2018-1A,
Class B, (LIBOR USD 3 Month +
1.40%), 1.62%, 04/17/30
(b)
..... 402 396,689
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 0.00%, 07/18/30
(b)
250 250,000
Elmwood CLO II Ltd.
(b)
:
Series 2019-2A, Class B, (LIBOR
USD 3 Month + 2.10%), 2.32%,
04/20/31 ............... 275 275,069
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 0.00%,
04/20/34 ............... 475 475,000
Elmwood CLO III Ltd., Series 2019-3A,
Class A1, (LIBOR USD 3 Month +
1.37%), 1.61%, 10/15/32
(b)
..... 250 250,360
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (LIBOR USD 3 Month +
1.24%), 1.48%, 04/15/33
(b)(c)
.... 300 300,540
Elmwood CLO V Ltd.
(b)
:
Series 2020-2A, Class A1, (LIBOR
USD 3 Month + 1.75%), 1.97%,
07/24/31 ............... 1,000 1,002,607
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.42%,
07/24/31 ............... 250 251,499
Flatiron CLO 19 Ltd., Series 2019-1A,
Class A, (LIBOR USD 3 Month +
1.32%), 1.51%, 11/16/32
(b)
...... 250 250,893

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
GoldenTree Loan Management US
CLO 6 Ltd., Series 2019-6A, Class
B1, (LIBOR USD 3 Month + 1.90%),
2.12%, 01/20/33
(b)
........... USD 326 $ 328,441
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.29%, 01/18/31
(b)
........... 250 250,176
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33
(b)
1,742 1,746,851
KVK CLO Ltd., Series 2018-1A, Class
A, (LIBOR USD 3 Month + 0.93%),
1.11%, 05/20/29
(b)
........... 186 186,396
Madison Park Funding XI Ltd., Series
2013-11A, Class AR2, (LIBOR
USD 3 Month + 0.90%), 1.01%,
07/23/29
(b)
................ 826 826,000
Madison Park Funding XII Ltd., Series
2014-12A, Class B1R, (LIBOR
USD 3 Month + 1.65%), 1.87%,
07/20/26
(b)
................ 253 252,556
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.72%,
04/19/30
(b)
................ 250 248,961
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.85%,
04/25/29
(b)
................ 288 288,000
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.41%,
07/29/30
(b)
................ 259 258,529
Madison Park Funding XXXVI Ltd.,
Series 2019-36A, Class B1, (LIBOR
USD 3 Month + 1.85%), 2.09%,
01/15/33
(b)
................ 518 521,212
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class AR,
(LIBOR USD 3 Month + 1.04%),
1.24%, 04/15/34
(b)(c)
.......... 860 860,000
Ocean Trails CLO VI
(b)
:
Series 2016-6A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.54%,
07/15/28 ............... 200 200,000
Series 2016-6A, Class CRR, (LIBOR
USD 3 Month + 2.25%), 2.34%,
07/15/28 ............... 250 250,000
OCP CLO Ltd.
(b)
:
Series 2014-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 1.62%,
04/26/31 ............... 300 296,050
Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%),
2.04%, 07/15/30 .......... 401 401,791
Series 2020-19A, Class B, (LIBOR
USD 3 Month + 2.50%), 2.72%,
07/20/31 ............... 175 176,419
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
1.18%, 04/16/31
(b)
........... 289 289,304
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 46 Ltd.
(b)
:
Series 2020-2A, Class A, (LIBOR
USD 3 Month + 1.65%), 1.89%,
07/15/33 ............... USD 1,000 $ 1,000,592
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.44%,
07/15/33 ............... 300 301,409
Octagon Investment Partners 48 Ltd.,
Series 2020-3A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.78%,
10/20/31
(b)
................ 250 250,344
OHA Credit Funding 3 Ltd., Series
2019-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.02%, 07/20/32
(b)
322 322,658
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/19/32
(b)
150 150,176
Palmer Square CLO Ltd., Series 2018-
3A, Class B, (LIBOR USD 3 Month +
1.90%), 2.09%, 08/15/26
(b)
..... 312 308,918
Palmer Square Loan Funding Ltd.
(b)
:
Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.40%), 1.62%,
01/20/27 ............... 436 436,131
Series 2019-2A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.82%,
04/20/27 ............... 583 582,878
Series 2020-3A, Class A2, (LIBOR
USD 3 Month + 2.40%), 2.62%,
07/20/28 ............... 475 477,195
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
1.98%, 08/23/31
(b)
........... 269 269,458
Recette CLO Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.40%), 1.51%, 04/20/34
(b)
..... 250 250,000
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (LIBOR USD 3
Month + 1.45%), 1.54%, 01/15/34
(b)
250 250,000
Rockford Tower CLO Ltd.
(b)
:
Series 2017-1A, Class BR2A,
(LIBOR USD 3 Month + 1.65%),
0.00%, 04/20/34 .......... 250 250,000
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.28%,
05/20/31 ............... 250 250,123
RR 10 Ltd.
(b)
:
Series 2020-10A, Class A2A,
(LIBOR USD 3 Month + 2.50%),
2.74%, 07/15/33 .......... 650 652,797
Series 2020-10A, Class A2B,
(LIBOR USD 3 Month + 3.00%),
3.24%, 07/15/33 .......... 650 652,834
RR 11 Ltd., Series 2020-11A, Class
A2, (LIBOR USD 3 Month + 2.10%),
2.34%, 10/15/31
(b)
........... 300 301,738
RR 2 Ltd., Series 2017-2A, Class A2,
(LIBOR USD 3 Month + 1.60%),
1.84%, 10/15/29
(b)
........... 402 398,963
Signal Peak CLO 8 Ltd.
(b)
:
Series 2020-8A, Class A, (LIBOR
USD 3 Month + 1.27%), 1.49%,
04/20/33 ............... 250 250,562

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-8A, Class B, (LIBOR
USD 3 Month + 1.65%), 1.87%,
04/20/33 ............... USD 250 $ 250,794
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class B, (LIBOR USD 3 Month
+ 1.85%), 2.04%, 10/20/32
(b)
.... 290 291,248
Sound Point CLO XXVIII Ltd., Series
2020-3A, Class A1, (LIBOR USD 3
Month + 1.28%), 1.53%, 01/25/32
(b)
400 400,293
TCW CLO AMR Ltd., Series 2019-1A,
Class B, (LIBOR USD 3 Month +
1.68%), 1.87%, 02/15/29
(b)
..... 289 289,153
TICP CLO IX Ltd., Series 2017-9A,
Class B, (LIBOR USD 3 Month +
1.60%), 1.82%, 01/20/31
(b)
..... 250 250,251
TICP CLO VI Ltd.
(b)
:
Series 2016-6A, Class AR2, (LIBOR
USD 3 Month + 1.12%), 1.26%,
01/15/34 ............... 250 249,035
Series 2016-6A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.64%,
01/15/34 ............... 250 249,421
TICP CLO XII Ltd., Series 2018-12A,
Class B, (LIBOR USD 3 Month +
1.65%), 1.89%, 01/15/31
(b)
..... 380 377,332
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month +
1.33%), 1.55%, 01/20/33
(b)
..... 870 871,956
TRESTLES CLO Ltd., Series 2017-1A,
Class A1R, (LIBOR USD 3 Month +
0.99%), 1.92%, 04/25/32
(b)
..... 300 300,000
Trinitas CLO XI Ltd., Series 2019-11A,
Class C, (LIBOR USD 3 Month +
3.15%), 3.39%, 07/15/32
(b)
..... 373 373,740
Trinitas CLO XIV Ltd.
(b)
:
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.24%,
01/25/34 ............... 452 452,659
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.24%,
01/25/34 ............... 343 344,815
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 1.00%, 04/20/34
(b)(c)
.... 300 300,000
Whitebox CLO II Ltd.
(b)
:
Series 2020-2A, Class A1, (LIBOR
USD 3 Month + 1.75%), 1.99%,
10/24/31 ............... 450 450,868
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.49%,
10/24/31 ............... 300 301,166
York CLO 1 Ltd., Series 2014-1A,
Class BRR, (LIBOR USD 3 Month +
1.65%), 1.87%, 10/22/29
(b)
..... 256 256,328
York CLO-3 Ltd., Series 2016-1A, Class
BR, (LIBOR USD 3 Month + 1.75%),
1.97%, 10/20/29
(b)
........... 725 725,900
York CLO-6 Ltd., Series 2019-1A, Class
A1, (LIBOR USD 3 Month + 1.35%),
1.57%, 07/22/32
(b)
........... 1,094 1,094,681
40,228,354
Security
Par (000)
Par (000) Value
Ireland — 0.0%
(a)
Aqueduct European CLO 4 DAC,
Series 2019-4A, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(b)
........... EUR 250 $ 292,329
Aqueduct European CLO DAC, Series
2019-4X, Class B1, (EURIBOR 3
Month + 1.80%), 1.80%, 07/15/32 207 242,048
Arbour CLO II DAC, Series 2014-2X,
Class B2R, (EURIBOR 3 Month +
1.50%), 1.50%, 05/15/30 ....... 125 146,425
Cairn CLO XII DAC, Series 2020-12A,
Class B, (EURIBOR 3 Month +
2.30%), 2.30%, 04/15/33
(b)(c)
.... 260 308,317
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33 207 239,318
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30 ....... 231 268,688
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32 ....... 135 158,245
Invesco Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.80%), 1.80%, 08/15/32 ....... 207 241,186
OAK Hill European Credit Partners
V Designated Activity Co., Series
2016-5X, Class B1, (EURIBOR 3
Month + 1.55%), 1.55%, 02/21/30 259 302,962
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32 ............ 160 184,226
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32 ....... 268 313,193
Rockford Tower Europe CLO DAC,
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%, 12/20/31 207 242,144
RRE 2 Loan Management DAC, Series
2A, Class B, (EURIBOR 3 Month +
1.80%), 1.80%, 01/15/32
(b)
..... 285 334,637
Sound Point Euro CLO II Funding DAC,
Series 2X, Class A, (EURIBOR 3
Month + 1.11%), 1.11%, 10/26/32 . 260 304,752
Voya Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.90%), 1.90%, 07/15/32 ....... 109 127,802
3,706,272
Netherlands — 0.0%
(a)
Ares European CLO X BV, Series 10X,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/31 ....... 102 119,504
Ares European CLO XI BV, Series 11X,
Class B1, (EURIBOR 3 Month +
1.85%), 1.85%, 04/15/32 ....... 207 241,959
Avoca CLO XVII DAC, Series 17A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/32
(b)
..... 250 292,017
Avoca CLO XVII Designated Activity
Co., Series 17X, Class AR,
(EURIBOR 3 Month + 0.96%),
0.96%, 10/15/32 ............ 142 166,361
819,841

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States — 0.5%
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class A1, (LIBOR
USD 3 Month + 1.80%), 2.04%,
10/15/32 ............... USD 449 $ 451,240
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.54%,
10/15/32 ............... 449 449,749
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/17/24
(b)
........... 1,850 1,851,734
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(b)
................ 2,050 2,080,562
Mercury Financial Credit Card Master
Trust, Series 2021-1A, Class A,
1.54%, 03/20/26
(b)
........... 6,920 6,921,046
Navient Private Education Refi Loan
Trust, Series 2019-A, Class A2A,
3.42%, 01/15/43
(b)
........... 579 594,661
SLM Private Credit Student Loan
Trust
(a)
:
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.51%,
06/15/39 ............... 1,391 1,362,273
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.47%,
06/15/39 ............... 2,117 2,068,360
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.42%,
12/16/41 ............... 2,218 2,160,005
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.86%,
10/15/41
(a)(b)
............... 5,643 6,114,410
SMB Private Education Loan Trust
(b)
:
Series 2019-A, Class A2A, 3.44%,
07/15/36 ............... 1,866 1,980,568
Series 2020-B, Class B, 2.76%,
07/15/53 ............... 1,330 1,280,740
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 1,960 1,905,215
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 4,810 4,725,213
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 2,580 2,536,748
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 1,410 1,390,724
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 3.69%,
06/15/48
(b)(c)
............... 1,218 1,262,214
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 3.34%,
08/25/47
(b)
................ 456 471,379
39,606,841
Total Asset-Backed Securities — 1.0%
(Cost: $83,274,849) .............................. 84,361,308
Security
Shares
Shares Value
Common Stocks — 68.9%
Argentina — 0.0%
(d)
Globant SA .................. 5,577 $ 1,157,841
MercadoLibre , Inc. ............. 329 484,334
1,642,175
Australia — 0.2%
BHP Group Ltd. ............... 5,974 207,235
BHP Group plc ............... 199,973 5,757,629
Brambles Ltd. ................ 21,035 169,682
Fortescue Metals Group Ltd. ...... 25,565 389,626
Goodman Group .............. 8,127 112,220
Quintis HoldCo Pty. Ltd., (Acquired
10/22/18, cost $5,761,227)
(c)(d)(e)*
.. 9,827,224 7,762,839
Rio Tinto plc ................. 67,331 5,136,559
Telstra Corp. Ltd. .............. 29,476 76,324
Wesfarmers Ltd. .............. 3,080 123,689
19,735,803
Belgium — 0.0%
KBC Group NV ............... 2,557 186,051
Brazil — 0.1%
Ambev SA .................. 44,674 121,593
B3 SA - Brasil Bolsa Balcao ....... 26,410 256,515
Banco do Brasil SA
(d)
........... 46,594 252,728
Engie Brasil Energia SA ......... 51,121 381,274
Magazine Luiza SA
(d)
........... 302,490 1,079,122
Petroleo Brasileiro SA, ADR
(f)
...... 39,584 335,672
Seguridade Participacoes SA ...... 42,952 185,051
Vale SA, ADR
(f)
............... 271,392 4,716,793
WEG SA ................... 9,749 129,712
7,458,460
Canada — 0.8%
Brookfield Asset Management, Inc.,
Class A .................. 3,123 138,916
Enbridge, Inc. ................ 1,735,883 63,236,034
Franco-Nevada Corp. ........... 2,113 264,802
George Weston Ltd. ............ 1,831 162,134
Loblaw Cos. Ltd. .............. 5,071 283,269
Nutrien Ltd. .................. 3,198 172,280
Royal Bank of Canada .......... 2,466 227,370
Shopify, Inc., Class A
(d)
.......... 1,314 1,453,570
TC Energy Corp. .............. 17,245 790,550
Wheaton Precious Metals Corp. .... 111,759 4,268,665
70,997,590
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA, ADR ................. 15,179 805,550
China — 2.5%
AAC Technologies Holdings, Inc. ... 248,500 1,265,043
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 244,063 2,213,940
Alibaba Group Holding Ltd.
(d)
...... 312,800 8,887,470
Alibaba Group Holding Ltd., ADR
(d)
.. 71,918 16,305,968
Alibaba Health Information Technology
Ltd.
(d)
.................... 24,000 68,602
Amoy Diagnostics Co. Ltd., Class A . 111,950 1,221,441
Anhui Conch Cement Co. Ltd., Class H 19,000 124,074
Anhui Gujing Distillery Co. Ltd., Class B 6,200 87,216
ANTA Sports Products Ltd. ....... 386,000 6,331,124
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 47,987 2,121,978
Autobio Diagnostics Co. Ltd., Class A 74,700 1,253,009

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
China (continued)
Brilliance China Automotive Holdings
Ltd.
(c)
.................... 84,000 $ 79,481
BYD Co. Ltd., Class A ........... 257,500 6,528,011
China CITIC Bank Corp. Ltd., Class H 163,000 82,903
China Construction Bank Corp., Class
H ...................... 113,000 95,250
China Feihe Ltd.
(b)
............. 86,000 244,158
China Galaxy Securities Co. Ltd., Class
H ...................... 165,500 102,353
China Hongqiao Group Ltd. ....... 82,500 110,340
China Life Insurance Co. Ltd., Class H 68,000 141,317
China Merchants Bank Co. Ltd., Class
H ...................... 213,500 1,635,664
China National Building Material Co.
Ltd., Class H ............... 494,000 715,663
China Pacific Insurance Group Co. Ltd.,
Class H .................. 10,000 39,581
China Petroleum & Chemical Corp.,
Class H .................. 512,000 271,251
China Resources Cement Holdings Ltd. 242,000 272,980
China Resources Power Holdings Co.
Ltd. ..................... 156,000 207,946
Contemporary Amperex Technology
Co. Ltd., Class A ............ 268,300 13,314,880
Country Garden Services Holdings Co.
Ltd. ..................... 14,321 145,966
CSPC Pharmaceutical Group Ltd. ... 50,000 60,790
Dali Foods Group Co. Ltd.
(b)
....... 208,500 118,533
Dongfeng Motor Group Co. Ltd., Class
H ...................... 82,000 76,495
ENN Energy Holdings Ltd. ........ 91,300 1,472,603
Ganfeng Lithium Co. Ltd., Class H
(b)(f)
176,400 2,173,614
Glodon Co. Ltd., Class A ......... 175,290 1,784,061
GoerTek , Inc., Class A .......... 93,700 390,083
Guangdong Marubi Biotechnology Co.
Ltd., Class A ............... 107,000 878,210
Guangzhou Automobile Group Co. Ltd.,
Class H .................. 74,000 62,443
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 1,685,600 3,431,618
Haidilao International Holding Ltd.
(b)
. 195,000 1,337,421
Haier Smart Home Co. Ltd., Class H
(d)
35,600 143,448
Haitong Securities Co. Ltd., Class H . 190,800 177,172
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 210,800 1,175,039
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(b)(d)
............ 57,300 1,141,107
Han's Laser Technology Industry Group
Co. Ltd., Class A ............ 386,090 2,502,056
Hansoh Pharmaceutical Group Co.
Ltd.
(b)(d)
................... 1,528,000 7,329,817
Hengan International Group Co. Ltd. . 34,500 226,849
Huaneng Power International, Inc.,
Class H .................. 342,000 121,652
Huazhu Group Ltd., ADR
(d)(f)
....... 22,377 1,228,497
Hundsun Technologies, Inc., Class A . 121,324 1,561,886
Industrial & Commercial Bank of China
Ltd., Class H ............... 1,505,000 1,082,547
Inner Mongolia Yili Industrial Group Co.
Ltd., Class A ............... 225,295 1,380,778
JD Health International, Inc.
(b)(d)
.... 834,100 12,133,554
JD.com, Inc., ADR
(d)
............ 9,566 806,701
KE Holdings, Inc., ADR
(d)
......... 6,733 383,646
Kingdee International Software Group
Co. Ltd.
(d)
................. 2,353,000 7,378,982
Kingsoft Cloud Holdings Ltd., ADR
(d)
. 3,151 123,897
Security
Shares
Shares Value
China (continued)
Lenovo Group Ltd. ............. 134,000 $ 191,245
Li Auto, Inc., ADR
(d)(f)
............ 405,460 10,136,500
Lufax Holding Ltd., ADR
(d)
........ 27,516 399,532
Meituan Dianping , Class B
(d)
...... 37,300 1,455,603
Ming Yuan Cloud Group Holdings Ltd.
(d)
410,000 1,894,651
NetEase , Inc., ADR ............ 36,449 3,763,724
New Oriental Education & Technology
Group, Inc., ADR
(d)
........... 131,142 1,835,988
NIO, Inc., ADR
(d)
.............. 5,951 231,970
Nongfu Spring Co. Ltd., Class H
(b)(d)(f)
. 50,600 255,093
Offcn Education Technology Co. Ltd.,
Class A .................. 11,900 51,277
Pharmaron Beijing Co. Ltd., Class H
(b)
6,100 115,960
PICC Property & Casualty Co. Ltd.,
Class H .................. 424,000 368,921
Pinduoduo , Inc., ADR
(d)
.......... 13,492 1,806,309
Ping An Insurance Group Co. of China
Ltd., Class A ............... 148,100 1,780,627
RLX Technology, Inc., ADR
(d)
...... 14,245 147,578
Shanghai International Airport Co. Ltd.,
Class A
(d)
................. 392,390 3,472,283
Shenzhen Goodix Technology Co. Ltd.,
Class A .................. 8,200 140,608
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 134,100 1,755,604
Silergy Corp. ................. 17,000 1,402,187
Sun Art Retail Group Ltd.
(d)
....... 192,000 157,505
TAL Education Group, ADR
(d)
...... 61,320 3,302,082
Tencent Holdings Ltd. ........... 478,900 38,219,838
Tingyi Cayman Islands Holding Corp. 182,000 334,648
Venus MedTech Hangzhou, Inc., Class
H
(b)(d)
.................... 201,000 1,636,377
Venustech Group, Inc., Class A .... 347,696 1,774,224
Want Want China Holdings Ltd. .... 2,007,000 1,507,917
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 181,586 2,267,661
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co. Ltd.,
Class A .................. 52,900 177,381
WuXi AppTec Co. Ltd., Class A ..... 78,735 1,691,538
Wuxi Biologics Cayman, Inc.
(b)(d)
.... 564,965 7,124,636
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 140,180 1,899,133
Yihai International Holding Ltd.
(d)
.... 217,000 2,264,031
Yihai Kerry Arawana Holdings Co. Ltd.,
Class A
(d)
................. 3,500 41,834
Yonyou Network Technology Co. Ltd.,
Class A .................. 197,414 1,079,411
Yum China Holdings, Inc. ........ 53,777 3,184,136
212,419,120
Denmark — 0.2%
AP Moller - Maersk A/S, Class A .... 131 285,065
AP Moller - Maersk A/S, Class B .... 141 327,334
DSV Panalpina A/S ............ 48,791 9,570,044
Genmab A/S
(d)
................ 10,351 3,404,379
Pandora A/S ................. 41,964 4,488,025
18,074,847
Finland — 0.2%
Neste OYJ .................. 296,321 15,736,342
Nokia OYJ
(d)
................. 630,300 2,517,189
18,253,531
France — 2.9%
Alstom SA
(d)
................. 580,831 28,941,068
Arkema SA .................. 203,465 24,640,706

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
France (continued)
AXA SA .................... 6,583 $ 176,716
BNP Paribas SA .............. 174,772 10,648,739
Carrefour SA ................. 19,207 347,754
Cie de Saint-Gobain ............ 7,520 444,068
Danone SA .................. 507,062 34,707,413
EssilorLuxottica SA ............ 143,643 23,400,450
Faurecia SE ................. 31 1,655
Kering SA ................... 8,718 6,015,923
LVMH Moet Hennessy Louis Vuitton SE 41,993 28,049,292
Orange SA .................. 20,948 257,785
Pernod Ricard SA ............. 2,179 407,864
Safran SA ................... 313,112 42,591,849
Sanofi ..................... 487,613 48,217,199
Sartorius Stedim Biotech ......... 242 99,595
Schneider Electric SE ........... 5,327 811,490
Societe Generale SA ........... 172,913 4,520,782
TOTAL SE .................. 17,337 808,247
Vivendi SA .................. 6,600 216,636
255,305,231
Germany — 3.3%
adidas AG
(d)
................. 108,341 33,844,745
Allianz SE (Registered) .......... 202,737 51,567,198
Auto1 Group SE
(b)(d)
............ 138,871 7,873,992
Continental AG ............... 2,185 289,238
Daimler AG (Registered) ......... 8,470 755,945
Deutsche Boerse AG ........... 2,873 477,403
Deutsche Telekom AG (Registered) . 1,936,727 39,031,706
E.ON SE ................... 15,052 175,416
Evonik Industries AG ........... 3,149 111,427
Fresenius Medical Care AG & Co.
KGaA ................... 5,242 386,134
Fresenius SE & Co. KGaA ........ 11,244 501,037
Henkel AG & Co. KGaA ......... 1,125 111,456
Infineon Technologies AG ........ 200,592 8,534,708
Puma SE ................... 186,973 18,331,123
Rational AG ................. 2,333 1,812,280
RWE AG ................... 95,315 3,740,331
SAP SE .................... 1,484 182,023
Siemens AG ................. 466,207 76,603,215
Siemens Energy AG
(d)
........... 296,023 10,626,145
Vantage Towers AG
(d)
........... 824,722 23,211,636
Vonovia SE .................. 78,821 5,150,895
283,318,053
Hong Kong — 0.7%
AIA Group Ltd. ............... 3,882,400 47,508,038
CLP Holdings Ltd. ............. 162,500 1,582,213
Hang Lung Properties Ltd. ........ 1,052,000 2,745,976
Hysan Development Co. Ltd. ...... 263,000 1,029,161
Jardine Matheson Holdings Ltd. .... 38,200 2,502,750
Nine Dragons Paper Holdings Ltd. .. 54,000 79,389
55,447,527
India — 0.3%
HCL Technologies Ltd. .......... 22,630 305,011
Housing Development Finance Corp.
Ltd. ..................... 4,856 166,849
Indian Oil Corp. Ltd. ............ 145,052 182,697
InterGlobe Aviation Ltd.
(b)(d)
....... 50,482 1,129,578
Petronet LNG Ltd. ............. 255,156 785,296
Reliance Industries Ltd. ......... 651,690 16,617,063
Tata Consultancy Services Ltd. .... 4,462 194,418
Think & Learn Private Limited.
(c)(d)
... 1,951 6,333,180
Vedanta Ltd. ................. 30,460 95,678
25,809,770
Security
Shares
Shares Value
Indonesia — 0.0%
Bank Central Asia Tbk . PT ........ 1,106,400 $ 2,369,464
Ireland — 0.1%
Flutter Entertainment plc ......... 41,216 8,805,848
Israel — 0.0%
ION Acquisition Corp. 2 Ltd.
(d)
..... 130,872 1,329,660
Italy — 1.7%
Assicurazioni Generali SpA ....... 474,441 9,478,915
Enel SpA ................... 7,326,695 72,881,246
Intesa Sanpaolo SpA ........... 22,937,016 62,149,538
144,509,699
Japan — 1.8%
Aisin Seiki Co. Ltd. ............. 16,400 624,615
Ajinomoto Co., Inc. ............. 184,000 3,771,779
Asahi Kasei Corp. ............. 16,200 187,008
Astellas Pharma, Inc. ........... 19,765 304,466
Canon, Inc. .................. 8,000 181,872
Daifuku Co. Ltd. ............... 37,100 3,645,789
Disco Corp. .................. 17,300 5,466,870
Eisai Co. Ltd. ................ 4,200 282,299
ENEOS Holdings, Inc. .......... 72,300 328,016
FANUC Corp. ................ 31,600 7,596,930
GMO Payment Gateway, Inc. ...... 21,800 2,896,721
Hitachi Ltd. .................. 7,000 317,299
Honda Motor Co. Ltd. ........... 10,800 325,572
Hoya Corp. .................. 259,874 30,586,346
Japan Tobacco, Inc. ............ 10,500 201,709
Kao Corp. ................... 2,300 152,188
KDDI Corp. .................. 155,000 4,775,658
Keyence Corp. ............... 23,800 10,846,999
Kirin Holdings Co. Ltd. .......... 8,000 153,505
Kose Corp.
(f)
................. 65,400 9,269,123
M3, Inc. .................... 800 54,918
Maeda Road Construction Co. Ltd. .. 27,200 527,331
Marubeni Corp. ............... 15,800 131,963
Mitsubishi Corp. ............... 2,700 76,542
Mitsubishi Estate Co. Ltd. ........ 190,000 3,327,183
Mizuho Financial Group, Inc. ...... 7,500 108,453
NEC Corp. .................. 1,900 112,187
Nintendo Co. Ltd. .............. 400 225,454
Nippon Telegraph & Telephone Corp. 167,320 4,317,177
Nissan Motor Co. Ltd.
(d)
.......... 34,200 191,064
Oriental Land Co. Ltd. .......... 48,700 7,328,434
Otsuka Holdings Co. Ltd. ........ 2,700 114,504
Panasonic Corp. .............. 20,900 270,644
Rakuten , Inc. ................ 11,700 139,778
Recruit Holdings Co. Ltd. ........ 232,500 11,417,195
Shin-Etsu Chemical Co. Ltd.
(f)
..... 219,834 37,239,963
Sompo Holdings, Inc. ........... 3,600 137,938
Sony Corp. .................. 84,000 8,890,012
Sumitomo Mitsui Financial Group, Inc. 5,400 195,735
Tokyo Electron Ltd. ............ 500 217,317
Tokyo Gas Co. Ltd. ............ 10,400 231,699
Toshiba Corp. ................ 4,200 142,158
Z Holdings Corp. .............. 437,400 2,181,835
159,494,248
Luxembourg — 0.1%
ArcelorMittal SA ............... 173,475 4,992,859
Macau — 0.0%
SJM Holdings Ltd. ............. 584,000 766,375

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Mexico — 0.0%
Grupo Bimbo SAB de CV ........ 122,841 $ 257,828
Netherlands — 2.7%
Adyen NV
(b)(d)
................ 10,727 23,936,286
Akzo Nobel NV ............... 396,913 44,313,711
ASML Holding NV ............. 90,278 55,391,808
Heineken Holding NV ........... 1,923 170,874
ING Groep NV ................ 4,983,351 60,867,094
ING Groep NV, ADR
(f)
........... 12,598 154,074
JDE Peet's NV
(d)
.............. 5,861 214,865
Koninklijke Ahold Delhaize NV ..... 15,549 433,706
Koninklijke Philips NV ........... 122,734 6,998,954
NXP Semiconductors NV ........ 212,836 42,852,400
Royal Dutch Shell plc, Class A ..... 4,937 95,970
235,429,742
Norway — 0.0%
LINK Mobility Group Holding ASA
(d)
.. 254,921 1,236,880
Poland — 0.1%
Allegro.eu SA
(b)(d)
.............. 22,798 320,918
InPost SA
(d)
.................. 215,792 3,534,226
Polski Koncern Naftowy ORLEN SA . 10,897 174,792
4,029,936
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 92,577 1,557,908
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 2,369 78,384
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 132,500 2,840,984
United Overseas Bank Ltd. ....... 151,000 2,911,586
5,752,570
South Africa — 0.1%
Anglo American Platinum Ltd. ..... 1,974 287,900
Anglo American plc ............ 131,658 5,156,759
AngloGold Ashanti Ltd.
(f)
......... 2,524 54,940
Kumba Iron Ore Ltd.
(f)
........... 6,325 260,477
MTN Group Ltd. ............... 39,175 230,094
5,990,170
South Korea — 0.5%
Celltrion , Inc.
(d)
............... 197 56,779
Hana Financial Group, Inc. ....... 7,183 271,682
Kakao Corp. ................. 26,480 11,687,747
KB Financial Group, Inc. ......... 6,624 326,481
LG Chem Ltd. ................ 21,050 15,063,858
LG Electronics, Inc. ............ 754 100,663
LG Uplus Corp. ............... 6,836 74,176
NCSoft Corp. ................ 4,681 3,618,148
POSCO .................... 6,867 1,945,807
Samsung Biologics Co. Ltd.
(b)(d)
.... 547 364,078
Samsung Electronics Co. Ltd. ..... 3,151 227,958
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 1,272 213,752
Samsung SDI Co. Ltd. .......... 18,284 10,751,403
SK Biopharmaceuticals Co. Ltd.
(d)
... 1,796 164,504
44,867,036
Spain — 0.3%
Cellnex Telecom SA
(b)
........... 423,879 24,435,864
Endesa SA .................. 9,146 242,390
24,678,254
Security
Shares
Shares Value
Sweden — 1.0%
Atlas Copco AB, Class A ......... 61,002 $ 3,719,124
Hexagon AB, Class B ........... 91,743 8,468,644
Sandvik AB .................. 3,143 85,999
Svenska Handelsbanken AB, Class A 14,527 157,926
Swedbank AB, Class A .......... 164,711 2,904,192
Telefonaktiebolaget LM Ericsson, Class
B ...................... 490,317 6,499,277
Volvo AB, Class B ............. 2,665,234 67,497,119
89,332,281
Switzerland — 0.3%
ABB Ltd. (Registered) ........... 20,866 634,774
Alcon, Inc.
(d)(f)
................ 52,022 3,650,904
Cie Financiere Richemont SA
(Registered) ............... 35,283 3,387,991
Kuehne + Nagel International AG
(Registered) ............... 403 115,107
Nestle SA (Registered) .......... 52,494 5,851,842
Novartis AG (Registered) ........ 2,841 242,851
Roche Holding AG ............. 856 277,296
Sika AG (Registered) ........... 31,334 8,960,096
Straumann Holding AG (Registered) . 4,254 5,311,198
UBS Group AG (Registered) ...... 38,411 594,275
29,026,334
Taiwan — 1.2%
ASE Technology Holding Co. Ltd. ... 36,000 137,325
Asustek Computer, Inc. .......... 8,000 104,958
Cathay Financial Holding Co. Ltd. ... 923,000 1,554,231
Chunghwa Telecom Co. Ltd. ...... 480,000 1,877,957
Formosa Chemicals & Fibre Corp. .. 399,000 1,228,529
Formosa Plastics Corp. .......... 357,000 1,267,815
Fubon Financial Holding Co. Ltd. ... 1,015,000 2,025,453
Hon Hai Precision Industry Co. Ltd. .. 518,960 2,276,530
MediaTek , Inc. ................ 127,000 4,368,396
Nan Ya Plastics Corp. ........... 484,000 1,359,995
Nanya Technology Corp. ......... 63,000 205,143
Sea Ltd., ADR
(d)(f)
.............. 26,518 5,919,613
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 3,673,000 77,350,485
Uni -President Enterprises Corp. .... 744,000 1,910,531
United Microelectronics Corp. ..... 150,000 269,049
Yageo Corp. ................. 154,000 3,013,940
104,869,950
Thailand — 0.0%
Intouch Holdings PCL, Class F ..... 925,200 1,722,063
Thai Beverage PCL ............ 1,152,100 635,261
2,357,324
Turkey — 0.0%
Tupras Turkiye Petrol Rafinerileri A/S
(d)
23,672 258,013
United Arab Emirates — 0.0%
NMC Health plc
(c)(d)
............. 365,939 5
United Kingdom — 2.0%
AstraZeneca plc .............. 462,972 46,208,589
Barclays plc ................. 680,290 1,742,169
Berkeley Group Holdings plc ...... 81,331 4,979,269
BP plc ..................... 16,048 65,186
BT Group plc
(d)
............... 45,853 97,819
Diageo plc .................. 16,283 668,930
Experian plc ................. 4,582 157,854
Farfetch Ltd., Class A
(d)(f)
......... 75,742 4,015,841
GlaxoSmithKline plc ............ 46,423 821,818
Legal & General Group plc ....... 73,441 281,978

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United Kingdom (continued)
Lloyds Banking Group plc ........ 111,854 $ 65,616
RELX plc ................... 12,261 307,516
THG Holdings Ltd.
(d)
............ 3,268,193 28,091,985
Unilever plc .................. 374,167 20,878,448
Unilever plc .................. 544,635 30,389,036
Vodafone Group plc ............ 18,974,237 34,600,968
173,373,022
United States — 45.7%
Abbott Laboratories ............ 298,130 35,727,899
AbbVie, Inc. ................. 471,250 50,998,675
ACV Auctions, Inc., Class A
(d)
...... 110,194 3,813,814
Adobe, Inc.
(d)
................. 1,576 749,183
Advance Auto Parts, Inc. ......... 7,149 1,311,770
Advanced Micro Devices, Inc.
(d)
.... 2,796 219,486
Aflac, Inc. ................... 2,636 134,910
Air Products & Chemicals, Inc. ..... 181,871 51,167,587
Airbnb, Inc., Class A
(d)
........... 319 59,953
Alaska Air Group, Inc.
(d)
.......... 31,899 2,207,730
Alphabet, Inc., Class A
(d)
......... 2,280 4,702,546
Alphabet, Inc., Class C
(d)
......... 67,723 140,093,829
Altair Engineering, Inc., Class A
(d)
... 105,650 6,610,520
Amazon.com, Inc.
(d)(g)
........... 37,314 115,452,501
American Express Co. .......... 928 131,256
American Tower Corp. .......... 239,341 57,216,859
American Water Works Co., Inc. .... 32,341 4,848,563
Amgen, Inc. ................. 21,714 5,402,660
Analog Devices, Inc. ............ 11,628 1,803,270
Anthem, Inc. ................. 117,047 42,014,021
Apellis Pharmaceuticals, Inc.
(d)
..... 43,236 1,855,257
Apple, Inc.
(g)
................. 1,305,234 159,434,333
Applied Materials, Inc. .......... 330,298 44,127,838
Aptiv plc
(d)
................... 245,627 33,871,963
Atlassian Corp. plc, Class A
(d)
...... 22,275 4,694,679
Autodesk, Inc.
(d)
............... 97,183 26,934,268
Avalara, Inc.
(d)
................ 34,705 4,630,688
Bank of America Corp. .......... 2,959,641 114,508,510
Bank of New York Mellon Corp. (The) 10,302 487,182
Baxter International, Inc. ......... 68,330 5,762,952
Becton Dickinson and Co. ........ 67,710 16,463,686
Berkshire Hathaway, Inc., Class B
(d)
. 45,466 11,615,199
Boston Scientific Corp.
(d)
......... 1,546,417 59,769,017
Bristol-Myers Squibb Co. ......... 571,390 36,071,851
Broadcom, Inc. ............... 12,399 5,748,920
Brown-Forman Corp., Class B ..... 5,655 390,025
C3.ai, Inc., Class A
(d)
........... 20,455 1,348,189
Cadence Design Systems, Inc.
(d)
... 28,367 3,885,995
California Resources Corp.
(d)(f)
..... 76,398 1,838,136
Capital One Financial Corp. ....... 503,411 64,048,982
Capri Holdings Ltd.
(d)
........... 156,902 8,002,002
Cerner Corp. ................. 9,087 653,174
CH Robinson Worldwide, Inc. ..... 43,375 4,139,276
Charles Schwab Corp. (The) ...... 818,862 53,373,425
Charter Communications, Inc., Class
A
(d)
..................... 59,080 36,453,542
Chubb Ltd. .................. 112,472 17,767,202
Cigna Corp. ................. 1,700 410,958
Citigroup, Inc. ................ 198,408 14,434,182
Cloudera, Inc.
(d)
............... 46,673 568,010
Cognizant Technology Solutions Corp.,
Class A .................. 282,122 22,039,371
Colgate-Palmolive Co. .......... 81,667 6,437,810
Comcast Corp., Class A ......... 1,206,555 65,286,726
ConocoPhillips ............... 640,164 33,909,487
Consolidated Edison, Inc. ........ 2,138 159,922
Constellation Brands, Inc., Class A .. 750 171,000
Security
Shares
Shares Value
United States (continued)
Corteva , Inc. ................. 13,767 $ 641,818
Costco Wholesale Corp. ......... 88,939 31,349,219
Coupa Software, Inc.
(d)
.......... 13,870 3,529,638
Crowdstrike Holdings, Inc., Class A
(d)
. 80,572 14,705,196
Crown PropTech Acquisitions
(d)
..... 162,972 1,619,942
Crown PropTech Acquisitions
(c)(d)
... 52,060 226
Cummins, Inc. ................ 1,177 304,972
Danimer Scientific, Inc.
(d)(f)
........ 47,773 1,803,431
Datadog , Inc., Class A
(d)
......... 25,331 2,111,086
Deere & Co. ................. 6,635 2,482,419
Dell Technologies, Inc., Class C
(d)
... 332,212 29,284,488
Delta Air Lines, Inc.
(d)
........... 5,167 249,463
Devon Energy Corp. ............ 125,649 2,745,431
DexCom , Inc.
(d)
............... 1,130 406,111
Diversey Holdings Ltd.
(d)(f)
........ 1,186,037 17,446,604
DocuSign, Inc.
(d)
.............. 948 191,923
Dow, Inc. ................... 129,139 8,257,148
DR Horton, Inc. ............... 482,429 42,994,072
Driven Brands Holdings, Inc.
(d)(f)
.... 59,433 1,510,787
Dynatrace , Inc.
(d)
.............. 122,174 5,893,674
Eaton Corp. plc ............... 5,389 745,191
eBay, Inc. ................... 8,090 495,432
Ecolab, Inc. ................. 1,322 283,001
Edwards Lifesciences Corp.
(d)
..... 160,837 13,452,407
Electronic Arts, Inc. ............ 3,320 449,428
Emerson Electric Co. ........... 4,409 397,780
Epic Games, Inc., (Acquired 07/02/20,
cost $8,212,150)
(c)(d)(e)
......... 14,282 12,639,570
EQT Corp.
(d)
................. 941,845 17,499,481
Equinix , Inc. ................. 122 82,910
Expedia Group, Inc.
(d)
........... 24,578 4,230,365
Exxon Mobil Corp. ............. 57,909 3,233,059
Facebook, Inc., Class A
(d)
........ 117,928 34,733,334
FedEx Corp. ................. 2,185 620,627
Ferguson plc ................. 41,145 4,914,978
Fifth Wall Acquisition Corp. I, Class A
(d)
327,390 3,273,900
Ford Motor Co.
(d)
.............. 10,823 132,582
Fortinet, Inc.
(d)
................ 37,099 6,841,798
Fortive Corp. ................. 633,762 44,768,948
Fortune Brands Home & Security, Inc. 44,671 4,280,375
Fox Corp., Class A ............. 7,446 268,875
Fox Corp., Class B ............. 6,049 211,292
Freeport-McMoRan, Inc.
(d)(g)
....... 1,539,482 50,695,142
Generac Holdings, Inc.
(d)
......... 3,896 1,275,745
Gilead Sciences, Inc. ........... 2,804 181,223
Global Payments, Inc. .......... 280,183 56,479,289
Goldman Sachs Group, Inc. (The) .. 10,661 3,486,147
Green Plains, Inc.
(d)
............ 95,900 2,596,013
HCA Healthcare, Inc. ........... 32,251 6,074,153
Healthcare Merger Corp. (Acquired
10/30/20, cost $3,117,860)
(d)(e)
... 311,786 1,961,134
Highland Transcend Partners I Corp.
(d)
272,414 2,740,485
Hilton Worldwide Holdings, Inc.
(d)
... 92,844 11,226,696
Home Depot, Inc. (The) ......... 181,840 55,506,660
HP, Inc. .................... 12,430 394,652
Humana, Inc. ................ 3,245 1,360,466
IDEXX Laboratories, Inc.
(d)
........ 375 183,491
iHeartMedia , Inc., Class A
(d)
....... 3,761 68,262
Illinois Tool Works, Inc. .......... 2,326 515,256
Illumina, Inc.
(d)
................ 3,643 1,399,131
Incyte Corp.
(d)
................ 1,180 95,899
Insulet Corp.
(d)
................ 5,331 1,390,965
Intel Corp. .................. 48,645 3,113,280
International Flavors & Fragrances, Inc. 212,539 29,672,570
International Paper Co. .......... 10,611 573,737

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Intuit, Inc. ................... 1,384 $ 530,155
Intuitive Surgical, Inc.
(d)
.......... 22,282 16,465,061
Iovance Biotherapeutics , Inc.
(d)
..... 28,090 889,329
IQVIA Holdings, Inc.
(d)
........... 583 112,601
Jawbone Health Hub, Inc. (Acquired
01/24/17, cost $0)
(c)(d)(e)
........ 301,223 3
Johnson & Johnson ............ 560,785 92,165,015
JPMorgan Chase & Co. ......... 663,062 100,937,928
Khosla Ventures Acquisition Co.
(d)
... 264,466 2,671,107
KLA Corp. ................... 188 62,115
L3Harris Technologies, Inc. ....... 217,163 44,014,597
Lam Research Corp. ........... 394 234,527
Las Vegas Sands Corp.
(d)(f)
....... 93,402 5,675,106
Liberty Media Acquisition Corp.
(d)
... 528,463 5,659,839
Liberty Media Corp.-Liberty SiriusXM ,
Class A
(d)
................. 313,933 13,838,168
Liberty Media Corp.-Liberty SiriusXM ,
Class C
(d)
................. 395,121 17,428,787
Lions Gate Entertainment Corp., Class
A
(d)
..................... 59,731 892,978
Lookout, Inc. (Acquired 03/04/15, cost
$936,169)
(c)(e)
.............. 73,943 432,567
Lowe's Cos., Inc. .............. 224,062 42,612,111
Lululemon Athletica , Inc.
(d)
........ 516 158,262
Lyft, Inc., Class A
(d)
............. 229,408 14,493,997
Marathon Oil Corp. ............. 74,202 792,477
Marsh & McLennan Cos., Inc. ..... 346,412 42,192,982
Masco Corp. ................. 115,860 6,940,014
Mastercard , Inc., Class A ......... 217,934 77,595,401
McDonald's Corp. ............. 189,241 42,416,478
McKesson Corp. .............. 694 135,358
Medtronic plc ................ 6,057 715,513
Merck & Co., Inc. .............. 223,219 17,207,953
Micron Technology, Inc.
(d)
........ 435,252 38,393,579
Microsoft Corp.
(g)
.............. 802,721 189,257,530
Monster Beverage Corp.
(d)
........ 46,392 4,225,847
Morgan Stanley ............... 730,699 56,746,084
Netflix, Inc.
(d)
................. 1,221 636,947
Nevro Corp.
(d)
................ 8,122 1,133,019
New Relic, Inc.
(d)
.............. 35,896 2,206,886
NextEra Energy, Inc. ........... 921,588 69,681,269
Northern Genesis Acquisition Corp. II
(d)
(f)
....................... 125,650 1,286,656
Northern Trust Corp. ............ 2,185 229,665
Northrop Grumman Corp. ........ 3,401 1,100,700
NVIDIA Corp. ................ 73,523 39,256,135
Okta , Inc.
(d)
.................. 28,549 6,293,056
Opendoor Technologies, Inc.
(d)(f)
.... 647,863 13,728,217
Otis Worldwide Corp. ........... 11,297 773,280
Palo Alto Networks, Inc.
(d)
........ 22,716 7,315,915
Parker-Hannifin Corp. ........... 610 192,412
PayPal Holdings, Inc.
(d)
.......... 177,588 43,125,470
Peloton Interactive, Inc., Class A
(d)
.. 225,603 25,366,801
Penn National Gaming, Inc.
(d)
...... 42,734 4,480,233
PepsiCo, Inc. ................ 41,363 5,850,796
Pioneer Natural Resources Co.
(f)
... 6,201 984,843
Playtika Holding Corp.
(d)
......... 712,576 19,389,193
PNC Financial Services Group, Inc.
(The) .................... 2,842 498,515
PPG Industries, Inc.
(f)
........... 309,743 46,541,983
Procter & Gamble Co. (The) ...... 1,520 205,854
Prologis, Inc. ................. 4,878 517,070
Proofpoint , Inc.
(d)
.............. 16,795 2,112,643
Prudential Financial, Inc. ......... 2,582 235,220
PTC, Inc.
(d)
.................. 301,151 41,453,435
Security
Shares
Shares Value
United States (continued)
PubMatic, Inc., Class A
(d)(f)
........ 61,428 $ 3,029,629
PVH Corp.
(d)
................. 33,300 3,519,810
QUALCOMM, Inc. ............. 73,642 9,764,193
Quest Diagnostics, Inc. .......... 34,546 4,433,634
Raytheon Technologies Corp. ..... 313,627 24,233,958
Regeneron Pharmaceuticals, Inc.
(d)
.. 321 151,878
Reinvent Technology Partners Z
(d)
... 210,164 2,155,232
RingCentral, Inc., Class A
(d)
....... 13,133 3,912,058
Rockwell Automation, Inc. ........ 989 262,520
Rotor Acquisition Corp.
(c)(d)
........ 31,440 34,745
Rotor Acquisition Corp.
(d)
......... 58,607 586,656
Sabre Corp.
(d)(f)
............... 10,810 160,096
salesforce.com, Inc.
(d)
........... 211,494 44,809,234
SBA Communications Corp. ...... 963 267,281
Schlumberger Ltd. ............. 10,592 287,996
Seagen , Inc.
(d)
................ 19,255 2,673,749
Sempra Energy ............... 329,645 43,704,334
Sensata Technologies Holding plc
(d)
. 26,762 1,550,858
ServiceNow , Inc.
(d)
............. 39,464 19,736,341
Silk Road Medical, Inc.
(d)
......... 53,201 2,694,631
Sonos , Inc.
(d)
................. 348,875 13,072,346
Southern Co. (The) ............ 3,967 246,589
Southwest Airlines Co.
(d)
......... 298,069 18,200,093
Splunk , Inc.
(d)
................ 33,487 4,536,819
Stanley Black & Decker, Inc. ...... 1,161 231,817
Starbucks Corp. ............... 166,101 18,149,856
Starwood Property Trust, Inc. ...... 253,652 6,275,350
Stryker Corp. ................ 15,666 3,815,926
Sun Country Airlines Holdings
Inc., (Acquired 03/17/21, cost
$7,291,099)
(d)(e)
............. 323,187 10,567,992
Sysco Corp. ................. 1,435 112,992
Target Corp. ................. 2,081 412,184
Tesla, Inc.
(d)
.................. 658 439,498
Thermo Fisher Scientific, Inc. ...... 74,863 34,165,976
Thoma Bravo Advantage, Class A
(d)
. 192,090 2,007,341
TJX Cos., Inc. (The) ............ 543,461 35,949,945
T-Mobile US, Inc.
(d)
............. 69,047 8,650,899
Toll Brothers, Inc. .............. 403,465 22,888,569
TransDigm Group, Inc.
(d)
......... 14,659 8,618,319
Travelers Cos., Inc. (The) ........ 25,430 3,824,672
Twilio , Inc., Class A
(d)
........... 23,322 7,947,205
Ulta Beauty, Inc.
(d)
............. 23,199 7,172,435
Union Pacific Corp. ............ 254,229 56,034,614
United Parcel Service, Inc., Class B . 303,039 51,513,600
United States Steel Corp. ........ 260,137 6,807,785
UnitedHealth Group, Inc. ......... 223,158 83,030,397
US Bancorp ................. 139,465 7,713,809
Uwm Holdings Corp. (Acquired
01/20/21, cost $ 7,692,606)
(d)(e)
... 464,470 3,683,247
Vail Resorts, Inc.
(d)
............. 2,289 667,610
Valero Energy Corp. ............ 289,192 20,706,147
Verizon Communications, Inc. ..... 11,475 667,271
Vertex Pharmaceuticals, Inc.
(d)
..... 56,418 12,123,664
Vertiv Holdings Co. ............ 124,893 2,497,860
Vertiv Holdings Co. (Acquired 02/04/20,
cost $17,149,150)
(d)(e)
......... 1,714,915 34,298,300
VF Corp. ................... 3,432 274,285
Visa, Inc., Class A ............. 47,260 10,006,360
VMware, Inc., Class A
(d)(f)
......... 251,458 37,831,856
Vulcan Materials Co. ........... 234,194 39,520,237
Walmart, Inc. ................. 215,248 29,237,136
Walt Disney Co. (The)
(d)
......... 277,844 51,267,775
Wayfair, Inc., Class A
(d)
.......... 5,094 1,603,336
Western Digital Corp. ........... 68,648 4,582,254

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Weyerhaeuser Co. ............. 95,027 $ 3,382,961
Workday, Inc., Class A
(d)
......... 12,960 3,219,653
Wynn Resorts Ltd.
(d)
............ 65,995 8,273,793
Xilinx, Inc. ................... 31,260 3,873,114
Yum! Brands, Inc. ............. 1,359 147,017
Zoetis, Inc. .................. 30,869 4,861,250
Zoom Video Communications, Inc.,
Class A
(d)
................. 2,307 741,216
Zscaler , Inc.
(d)
................ 47,442 8,144,368
3,970,490,419
Total Common Stocks — 68.9%
(Cost: $4,543,770,291) ........................... 5,985,307,917
Par (000)
Pa r (000)
Corporate Bonds — 5.6%
Argentina — 0.0%
Genneia SA, 8.75%
,
01/20/22
(b)
.... USD 1,026 912,499
Australia — 0.5%
Australia & New Zealand Banking
Group Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.70%), 2.57%
,
11/25/35
(a)(b)
............... 2,321 2,181,601
Quintis Australia Pty. Ltd.
(b)(c)(h)*
:
0.00%, (0.00% Cash or 8.00% PIK),
10/01/26 ............... 18,467 17,720,329
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 18,591 18,591,047
Westpac Banking Corp., 2.96%
,
11/16/40 .................. 567 527,472
39,020,449
Bahrain — 0.0%
BBK BSC, 5.50%
,
07/09/24 ....... 605 636,384
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 571 635,416
1,271,800
Belgium — 0.0%
Anheuser-Busch InBev Worldwide, Inc.,
4.50%
,
06/01/50 ............ 845 958,751
Brazil — 0.2%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(b)
215 225,616
Banco do Brasil SA, 4.75%
,
03/20/24 200 211,292
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(b)
........... 824 902,527
Itau Unibanco Holding SA:
5.13%, 05/13/23
(b)
........... 235 248,078
3.25%, 01/24/25 ............ 961 979,499
3.25%, 01/24/25
(b)
........... 200 203,850
Klabin Austria GmbH, 3.20%
,
01/12/31
(b)
................ 535 508,250
Oi SA, 10.00%
,
(10.00% Cash or
4.00% PIK), 07/27/25
(h)
........ 820 856,900
Petrobras Global Finance BV:
4.38%, 05/20/23 ............ 82 85,875
5.30%, 01/27/25 ............ 1,303 1,430,042
7.38%, 01/17/27 ............ 72 85,320
6.00%, 01/27/28 ............ 531 582,109
5.60%, 01/03/31 ............ 3,220 3,393,880
Security
Par (000)
Par (000) Value
Brazil (continued)
Rumo Luxembourg SARL, 5.88%
,
01/18/25
(b)
................ USD 1,162 $ 1,220,100
Simpar Europe SA, 5.20%
,
01/26/31
(b)
640 626,800
Suzano Austria GmbH, 3.75%
,
01/15/31 ................. 892 920,901
Vale Overseas Ltd.:
6.25%, 08/10/26 ............ 754 894,055
3.75%, 07/08/30 ............ 842 875,596
14,250,690
Canada — 0.0%
(b)
1011778 BC ULC:
4.38%, 01/15/28 ............ 126 126,595
4.00%, 10/15/30 ............ 902 870,430
Bombardier, Inc., 6.13%
,
01/15/23 .. 182 189,507
Brookfield Residential Properties, Inc.,
6.25%
,
09/15/27 ............ 117 122,119
GFL Environmental, Inc., 5.13%
,
12/15/26 ................. 77 81,139
Mattamy Group Corp.:
5.25%, 12/15/27 ............ 44 46,035
4.63%, 03/01/30 ............ 1,576 1,565,409
3,001,234
Cayman Islands — 0.0%
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
( i )
........... 236 173,517
Chile — 0.0%
Embotelladora Andina SA, 3.95%
,
01/21/50
(b)
................ 162 170,859
GNL Quintero SA, 4.63%
,
07/31/29 .. 242 263,659
Kenbourne Invest SA, 4.70%
,
01/22/28
(b)
................ 260 265,200
Sable International Finance Ltd.,
5.75%
,
09/07/27 ............ 1,147 1,208,651
VTR Comunicaciones SpA , 4.38%
,
04/15/29
(b)
................ 615 616,538
2,524,907
China — 0.0%
China Milk Products Group Ltd., 0.00%
,
01/05/12
(d)( i )(j)(k)
.............. 4,800 4,800
Colombia — 0.0%
Bancolombia SA, 3.00%
,
01/29/25 .. 200 204,300
Grupo Aval Ltd., 4.38%
,
02/04/30
(b)
.. 834 838,952
Millicom International Cellular SA
(b)
:
5.13%, 01/15/28 ............ 180 189,056
4.50%, 04/27/31 ............ 1,060 1,102,400
SURA Asset Management SA, 4.88%
,
04/17/24
(b)
................ 157 170,394
2,505,102
Congo, Democratic Republic of the — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(b)
.. 1,141 1,208,034
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(b)
........ 1,218 1,262,533
France — 0.1%
(b)
Altice France SA, 7.38%
,
05/01/26 .. 855 889,285
BNP Paribas SA:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.05%), 2.59%, 08/12/35
(a)
... 3,785 3,559,796

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
France (continued)
2.82%, 01/26/41 ............ USD 2,153 $ 1,936,072
6,385,153
Germany — 0.1%
Deutsche Bank AG, (SOFR + 2.76%),
3.73%
,
01/14/32
(a)
........... 1,089 1,055,930
Douglas GmbH, 6.00%
,
04/08/26
(b)
.. EUR 5,516 6,332,126
Kirk Beauty SUN GmbH, 8.25%
,
10/01/26
(a)(b)
............... 2,752 3,066,262
10,454,318
Greece — 0.1%
Ellaktor Value plc, 6.38%
,
12/15/24
(b)
. 4,989 5,411,805
Guatemala — 0.0%
(b)
Banco Industrial SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.44%), 4.88%
,
01/29/31
(a)
................ USD 425 435,891
Central American Bottling Corp.,
5.75%
,
01/31/27 ............ 164 173,635
Energuate Trust, 5.88%
,
05/03/27 ... 400 422,040
1,031,566
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 5.38%
,
12/04/29
(b)
................ 200 210,750
India — 0.1%
India Green Energy Holdings, 5.38%
,
04/29/24
(b)
................ 1,153 1,197,679
Muthoot Finance Ltd., 6.13%
,
10/31/22
(b)
................ 1,197 1,240,391
REI Agro Ltd.
(d)(j)(k)
:
5.50%, 11/13/14
(b)
........... 5,549 53,348
5.50%, 11/13/14
(c)
........... 2,291 —
Vedanta Resources Finance II plc,
8.95%
,
03/11/25
(b)
........... 1,300 1,242,150
3,733,568
Indonesia — 0.0%
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38
(b)
........... 710 773,013
Ireland — 0.0%
C&W Senior Financing DAC, 6.88%
,
09/15/27 ................. 1,130 1,204,863
Israel — 0.1%
(b)
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(a)
................ 1,410 1,434,675
Energean Israel Finance Ltd.:
4.50%, 03/30/24 ............ 113 113,602
4.88%, 03/30/26 ............ 545 549,360
Leviathan Bond Ltd., 5.75%
,
06/30/23 1,282 1,342,896
3,440,533
Italy — 0.2%
Forno d'Asolo SpA , (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(b)
... EUR 7,161 7,840,395
KME SE, 6.75%
,
02/01/23 ........ 3,986 3,962,146
11,802,541
Security
Par (000)
Par (000) Value
Japan — 0.0%
Nissan Motor Co. Ltd., 3.52%
,
09/17/25
(b)
................ USD 726 $ 769,075
Takeda Pharmaceutical Co. Ltd.,
3.18%
,
07/09/50 ............ 471 449,850
1,218,925
Kuwait — 0.0%
Equate Petrochemical BV, 4.25%
,
11/03/26
(b)
................ 400 435,750
MEGlobal Canada ULC, 5.88%
,
05/18/30 ................. 885 1,066,425
NBK Tier 1 Financing Ltd., (USD Swap
Semi 6 Year + 2.88%), 3.62%
(a)(b)(l)
1,178 1,170,920
2,673,095
Luxembourg — 0.2%
(b)
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ............ EUR 1,710 2,072,471
7.75%, 11/01/25 ............ GBP 2,906 4,139,498
Intelsat Jackson Holdings SA, 8.00%
,
02/15/24
(m)
................ USD 7,812 8,085,420
14,297,389
Macau — 0.0%
(b)
MGM China Holdings Ltd.:
5.38%, 05/15/24 ............ 200 206,125
5.88%, 05/15/26 ............ 200 209,375
Wynn Macau Ltd.:
4.88%, 10/01/24 ............ 200 202,563
5.13%, 12/15/29 ............ 200 204,000
822,063
Malaysia — 0.0%
Petronas Capital Ltd., 3.50%
,
04/21/30
(b)
................ 200 213,610
Mexico — 0.1%
Alfa SAB de CV, 6.88%
,
03/25/44
(b)
.. 487 601,141
Banco Mercantil del Norte SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%),
6.75%
(a)(b)(l)
................ 823 853,081
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(a)
................ 816 838,695
Cemex SAB de CV:
5.45%, 11/19/29 ............ 570 620,160
5.20%, 09/17/30
(b)
........... 200 215,500
3.88%, 07/11/31
(b)
........... 335 327,127
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(b)
................ 744 864,900
Cydsa SAB de CV, 6.25%
,
10/04/27
(b)
709 742,677
FEL Energy VI SARL, 5.75%
,
12/01/40 645 657,900
Fresnillo plc, 4.25%
,
10/02/50
(b)
.... 200 196,500
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(l)
....................... 808 854,460
Industrias Penoles SAB de CV, 4.75%
,
08/06/50
(b)
................ 200 205,250
Infraestructura Energetica Nova SAB
de CV, 4.75%
,
01/15/51
(b)
...... 200 197,000
Mexico City Airport Trust:
4.25%, 10/31/26
(b)
........... 200 211,062
5.50%, 07/31/47 ............ 645 635,519

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Mexico (continued)
Operadora de Servicios Mega SA de
CV SOFOM ER, 8.25%
,
02/11/25
(b)
USD 1,386 $ 1,400,120
Trust Fibra Uno, 5.25%
,
01/30/26
(b)
.. 495 545,119
9,966,211
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(b)
................ 800 854,000
Netherlands — 0.0%
(b)
VEON Holdings BV, 4.00%
,
04/09/25 793 817,980
Ziggo BV, 5.50%
,
01/15/27 ....... 390 406,087
1,224,067
Oman — 0.0%
Oryx Funding Ltd., 5.80%
,
02/03/31
(b)
400 413,500
Panama — 0.0%
AES Panama Generation Holdings
SRL, 4.38%
,
05/31/30
(b)
....... 898 929,116
Banco Nacional de Panama, 2.50%
,
08/11/30
(b)
................ 200 185,600
Banistmo SA, 3.65%
,
09/19/22 ..... 854 871,080
1,985,796
Peru — 0.1%
Hudbay Minerals, Inc., 6.13%
,
04/01/29
(b)
................ 191 203,893
Inkia Energy Ltd., 5.88%
,
11/09/27 .. 1,167 1,225,350
InRetail Consumer, 3.25%
,
03/22/28
(b)
520 519,025
Intercorp Peru Ltd., 3.88%
,
08/15/29
(b)
848 870,790
Kallpa Generacion SA, 4.88%
,
05/24/26 ................. 200 218,125
Nexa Resources SA, 5.38%
,
05/04/27
(b)
200 217,050
3,254,233
Russia — 0.0%
Phosagro OAO, 3.05%
,
01/23/25
(b)
.. 200 204,500
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26 ................. 1,110 1,109,653
Singapore — 0.0%
(b)
Continuum Energy Levanter Pte. Ltd.,
4.50%
,
02/09/27 ............ 500 507,500
Puma International Financing SA:
5.13%, 10/06/24 ............ 1,029 1,028,678
5.00%, 01/24/26 ............ 269 264,545
1,800,723
South Africa — 0.1%
Gold Fields Orogen Holdings BVI Ltd.,
5.13%
,
05/15/24
(b)
........... 1,061 1,150,190
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(b)
........ 790 831,475
Sasol Financing USA LLC:
4.38%, 09/18/26 ............ 410 416,724
6.50%, 09/27/28 ............ 587 631,319
5.50%, 03/18/31 ............ 870 850,425
3,880,133
South Korea — 0.0%
Clark Equipment Co., 5.88%
,
06/01/25
(b)
................ 306 323,786
Security
Par (000)
Par (000) Value
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA,
(USD Swap Semi 5 Year + 3.87%),
6.13%
(a)(l)
................. USD 600 $ 628,200
Switzerland — 0.0%
(a)(b)(l)
Credit Suisse Group AG, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.55%), 4.50% . 1,156 1,083,750
UBS AG, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.31%), 4.38% ........ 644 635,306
1,719,056
Tanzania, United Republic of — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 295 295,645
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/21
(b)(c)(d)(j)(k)*
............ 21,400 2,007,320
Ukraine — 0.0%
MHP SE, 7.75%
,
05/10/24
(b)
...... 1,225 1,309,602
United Arab Emirates — 0.0%
DAE Funding LLC, 3.38%
,
03/20/28
(b)
960 950,400
DP World plc, 6.85%
,
07/02/37 ..... 770 999,797
MAF Sukuk Ltd., 4.64%
,
05/14/29 ... 200 221,562
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(b)
................ 181 184,695
2,356,454
United Kingdom — 0.3%
Algeco Global Finance plc, 6.50%
,
02/15/23 ................. EUR 9,999 11,908,187
BAT Capital Corp., 3.98%
,
09/25/50 . USD 1,133 1,061,812
British Airways Pass-Through Trust
(b)
:
Series 2020-1, Class B, 8.38%,
11/15/28 ............... 1,154 1,313,704
Series 2020-1, Class A, 4.25%,
11/15/32 ............... 547 573,319
HSBC Holdings plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.65%), 4.60%
(a)(l)
668 660,485
Lloyds Banking Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.40%), 2.71%
,
12/03/35
(a)
................ GBP 7,015 9,648,295
Virgin Media Finance plc, 5.00%
,
07/15/30
(b)
................ USD 238 237,702
Vodafone Group plc:
4.25%, 09/17/50 ............ 640 705,071
(USD Swap Semi 5 Year + 4.87%),
7.00%, 04/04/79
(a)
......... 130 156,777
26,265,352
United States — 3.4%
7-Eleven, Inc., 2.80%
,
02/10/51
(b)
... 775 694,110
AbbVie, Inc., 4.25%
,
11/21/49 ..... 231 261,385
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ............ 676 711,659
5.00%, 04/15/29 ............ 232 240,751
ADT Security Corp. (The), 4.88%
,
07/15/32
(b)
................ 63 64,024
Affinity Gaming, 6.88%
,
12/15/27
(b)
.. 884 931,515
Air Lease Corp., 3.13%
,
12/01/30 ... 1,650 1,645,108

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Albertsons Cos., Inc.:
5.75%, 03/15/25 ............ USD 110 $ 113,597
3.50%, 03/15/29
(b)
........... 4,159 3,957,871
Allegiant Travel Co., 8.50%
,
02/05/24
(b)
6,634 7,164,720
Altria Group, Inc.:
3.40%, 02/04/41 ............ 399 370,205
3.70%, 02/04/51 ............ 766 697,867
Amazon.com, Inc., 2.50%
,
06/03/50 . 780 697,663
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 74 74,925
4.75%, 08/01/25 ............ 148 151,822
American Builders & Contractors
Supply Co., Inc., 4.00%
,
01/15/28
(b)
62 62,000
American Tower Corp.:
3.10%, 06/15/50 ............ 401 368,627
2.95%, 01/15/51 ............ 792 700,180
AMN Healthcare, Inc., 4.00%
,
04/15/29
(b)
................ 295 293,525
Anthem, Inc., 3.13%
,
05/15/50 ..... 383 365,476
Apple, Inc., 2.65%
,
02/08/51 ...... 766 699,956
Aramark Services, Inc.:
4.75%, 06/01/26 ............ 182 187,096
5.00%, 02/01/28
(b)
........... 418 433,780
AT&T, Inc., 3.30%
,
02/01/52 ...... 775 698,002
Avantor Funding, Inc., 4.63%
,
07/15/28
(b)
................ 985 1,028,695
Avaya, Inc., 6.13%
,
09/15/28
(b)
..... 925 981,948
Axalta Coating Systems LLC, 3.38%
,
02/15/29
(b)
................ 164 159,933
B&G Foods, Inc., 5.25%
,
09/15/27 .. 49 50,990
Ball Corp., 2.88%
,
08/15/30 ....... 287 276,453
Bank of America Corp.
(a)
:
(LIBOR USD 3 Month + 3.15%),
4.08%, 03/20/51 .......... 326 361,960
Series N, (SOFR + 1.65%), 3.48%,
03/13/52 ............... 681 693,930
Bausch Health Americas, Inc., 9.25%
,
04/01/26
(b)
................ 249 275,892
Bausch Health Cos., Inc.
(b)
:
9.00%, 12/15/25 ............ 257 279,223
7.00%, 01/15/28 ............ 125 135,694
6.25%, 02/15/29 ............ 452 480,458
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(b)
................ 348 375,047
Boise Cascade Co., 4.88%
,
07/01/30
(b)
155 162,362
Boyd Gaming Corp., 8.63%
,
06/01/25
(b)
495 550,440
Bristow Group, Inc., 6.88%
,
03/01/28
(b)
1,469 1,464,240
Broadcom, Inc.
(b)
:
1.95%, 02/15/28 ............ 430 420,334
3.75%, 02/15/51 ............ 1,109 1,060,444
Buckeye Partners LP:
4.15%, 07/01/23 ............ 43 44,129
4.35%, 10/15/24 ............ 409 420,247
4.13%, 03/01/25
(b)
........... 2,019 2,059,969
Builders FirstSource , Inc., 6.75%
,
06/01/27
(b)
................ 105 113,006
BY Crown Parent LLC, 4.25%
,
01/31/26
(b)
................ 231 239,877
Calpine Corp.
(b)
:
4.50%, 02/15/28 ............ 208 209,747
5.13%, 03/15/28 ............ 503 505,339
Carnival Corp., 11.50%
,
04/01/23
(b)
.. 1,440 1,650,600
Carrier Global Corp., 3.58%
,
04/05/50 1,517 1,489,689
CCO Holdings LLC, 4.75%
,
03/01/30
(b)
509 527,451
Security
Par (000)
Par (000) Value
United States (continued)
Cedar Fair LP:
5.50%, 05/01/25
(b)
........... USD 162 $ 170,511
5.38%, 04/15/27 ............ 96 98,400
5.25%, 07/15/29 ............ 94 96,622
Centene Corp., 4.25%
,
12/15/27 ... 470 494,382
Centennial Resource Production LLC,
5.38%
,
01/15/26
(b)
........... 200 176,000
CenturyLink, Inc.
(b)
:
5.13%, 12/15/26 ............ 155 163,274
4.00%, 02/15/27 ............ 157 160,364
Charter Communications Operating
LLC:
2.80%, 04/01/31 ............ 5,275 5,205,836
3.50%, 06/01/41 ............ 736 698,010
3.70%, 04/01/51 ............ 277 259,079
Cheniere Energy Partners LP:
5.63%, 10/01/26 ............ 210 219,597
4.50%, 10/01/29 ............ 245 254,070
Cheniere Energy, Inc., 4.63%
,
10/15/28
(b)
................ 1,432 1,487,189
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 ............ 1,661 1,728,927
5.88%, 02/01/29 ............ 303 321,180
Chobani LLC, 4.63%
,
11/15/28
(b)
... 205 209,100
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ............ 115 120,198
4.75%, 01/15/28 ............ 44 45,506
Citigroup, Inc.
(a)
:
(SOFR + 3.91%), 4.41%, 03/31/31 2,257 2,575,715
(SOFR + 4.55%), 5.32%, 03/26/41 539 693,952
Clarios Global LP
(b)
:
6.75%, 05/15/25 ............ 44 47,067
6.25%, 05/15/26 ............ 88 93,459
Clean Harbors, Inc., 4.88%
,
07/15/27
(b)
101 106,555
CNX Resources Corp., 7.25%
,
03/14/27
(b)
................ 60 64,447
Colt Merger Sub, Inc.
(b)
:
5.75%, 07/01/25 ............ 1,094 1,154,498
6.25%, 07/01/25 ............ 5,147 5,486,779
8.13%, 07/01/27 ............ 2,790 3,076,659
CommScope Technologies LLC, 6.00%
,
06/15/25
(b)
................ 720 734,436
CommScope , Inc., 7.13%
,
07/01/28
(b)
618 656,365
Community Health Systems, Inc.,
8.00%
,
03/15/26
(b)
........... 631 682,300
Continental Resources, Inc., 4.38%
,
01/15/28 ................. 83 87,275
Crown Castle International Corp.,
3.25%
,
01/15/51 ............ 280 257,733
CrownRock LP, 5.63%
,
10/15/25
(b)
.. 295 300,965
CSC Holdings LLC
(b)
:
5.50%, 05/15/26 ............ 325 335,075
5.38%, 02/01/28 ............ 265 278,581
5.75%, 01/15/30 ............ 420 442,363
4.13%, 12/01/30 ............ 3,165 3,143,731
4.63%, 12/01/30 ............ 6,139 6,038,412
3.38%, 02/15/31 ............ 1,179 1,111,208
CVS Health Corp., 5.05%
,
03/25/48 . 210 257,804
Darling Ingredients, Inc., 5.25%
,
04/15/27
(b)
................ 96 100,920
DaVita, Inc.
(b)
:
4.63%, 06/01/30 ............ 3,177 3,236,918
3.75%, 02/15/31 ............ 5,092 4,856,393

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
DCP Midstream Operating LP:
5.38%, 07/15/25 ............ USD 97 $ 105,111
5.13%, 05/15/29 ............ 53 56,363
Dell International LLC, 8.35%
,
07/15/46
(b)
................ 460 699,841
DISH DBS Corp., 7.75%
,
07/01/26 .. 250 275,934
Elanco Animal Health, Inc.
(m)
:
4.91%, 08/27/21 ............ 93 93,814
5.90%, 08/28/28 ............ 124 140,585
Emergent BioSolutions , Inc., 3.88%
,
08/15/28
(b)
................ 134 130,985
Encompass Health Corp., 4.50%
,
02/01/28 ................. 142 145,425
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ............ 99 105,805
5.50%, 01/30/26 ............ 93 96,515
5.75%, 01/30/28 ............ 330 348,586
Endo Luxembourg Finance Co. I Sarl ,
6.13%
,
04/01/29
(b)
........... 664 669,810
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ............ 409 421,781
4.38%, 03/31/29 ............ 255 255,893
Energy Transfer Operating LP, 5.00%
,
05/15/50 ................. 682 705,355
Enterprise Products Operating LLC,
3.20%
,
02/15/52 ............ 1,176 1,072,738
Equinix , Inc., 2.95%
,
09/15/51 ..... 802 706,050
ESH Hospitality, Inc., 4.63%
,
10/01/27
(b)
65 68,747
Ford Motor Co.:
9.00%, 04/22/25 ............ 349 422,679
9.63%, 04/22/30 ............ 99 138,159
Ford Motor Credit Co. LLC:
5.13%, 06/16/25 ............ 570 615,600
4.13%, 08/17/27 ............ 794 819,805
Forestar Group, Inc.
(b)
:
8.00%, 04/15/24 ............ 1,083 1,130,381
5.00%, 03/01/28 ............ 4,181 4,339,084
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 ............ 273 290,090
4.63%, 08/01/30 ............ 460 500,583
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(b)
................ 1,125 1,157,344
Frontier Communications Corp.:
10.50%, 09/15/22
(d)(k)
......... 3,575 2,444,406
5.88%, 10/15/27
(b)
........... 720 763,200
5.00%, 05/01/28
(b)
........... 1,746 1,778,091
6.75%, 05/01/29
(b)
........... 2,761 2,912,027
Full House Resorts, Inc., 8.25%
,
02/15/28
(b)
................ 278 296,153
GCI LLC, 4.75%
,
10/15/28
(b)
...... 480 491,400
General Electric Co., 4.35%
,
05/01/50 863 957,882
General Motors Co., 5.95%
,
04/01/49 749 950,419
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ 2,971 3,026,755
Genesis Energy LP, 8.00%
,
01/15/27 403 408,046
Gilead Sciences, Inc., 2.80%
,
10/01/50 785 697,695
Graham Packaging Co., Inc., 7.13%
,
08/15/28
(b)
................ 121 128,714
Gray Television, Inc., 7.00%
,
05/15/27
(b)
169 183,787
Great Western Petroleum LLC, 12.00%
,
09/01/25
(b)
................ 401 356,890
Harsco Corp., 5.75%
,
07/31/27
(b)
... 43 44,021
Herc Holdings, Inc., 5.50%
,
07/15/27
(b)
105 111,741
Security
Par (000)
Par (000) Value
United States (continued)
Hess Corp.:
4.30%, 04/01/27 ............ USD 1,538 $ 1,676,175
5.60%, 02/15/41 ............ 610 703,694
Hilton Domestic Operating Co., Inc.:
4.88%, 01/15/30 ............ 163 172,910
4.00%, 05/01/31
(b)
........... 310 310,000
3.63%, 02/15/32
(b)
........... 4,821 4,679,263
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 114 118,988
Hologic , Inc., 3.25%
,
02/15/29
(b)
.... 2,866 2,830,175
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 ............ 2,398 2,520,897
4.13%, 02/01/29 ............ 1,215 1,187,930
4.38%, 02/01/31 ............ 1,336 1,308,445
Hughes Satellite Systems Corp.,
7.63%
,
06/15/21 ............ 857 866,856
iHeartCommunications , Inc.:
6.38%, 05/01/26 ............ 253 268,096
5.25%, 08/15/27
(b)
........... 126 129,605
4.75%, 01/15/28
(b)
........... 66 66,495
International Business Machines Corp.,
4.25%
,
05/15/49 ............ 608 699,885
International Game Technology plc,
6.50%
,
02/15/25
(b)
........... 227 249,133
IQVIA, Inc., 5.00%
,
05/15/27
(b)
..... 211 222,773
Iron Mountain, Inc.
(b)
:
4.88%, 09/15/27 ............ 175 179,047
5.25%, 03/15/28 ............ 145 150,619
5.25%, 07/15/30 ............ 3,112 3,210,961
4.50%, 02/15/31 ............ 3,487 3,447,248
Jaguar Holding Co. II/PPD
Development LP, 5.00%
,
06/15/28
(b)
309 321,824
JBS Investments II GmbH, 7.00%
,
01/15/26
(b)
................ 200 212,884
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 ............ 183 199,927
6.50%, 04/15/29 ............ 286 323,037
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(b)
................ 306 342,720
JPMorgan Chase & Co., (SOFR +
2.44%), 3.11%
,
04/22/51
(a)
..... 713 698,285
Kaiser Aluminum Corp., 4.63%
,
03/01/28
(b)
................ 51 52,201
Kinder Morgan, Inc., 3.60%
,
02/15/51 1,143 1,064,995
Kraft Heinz Foods Co., 5.00%
,
07/15/35 ................. 150 172,642
Kroger Co. (The), 3.95%
,
01/15/50 .. 339 366,308
L Brands, Inc.:
6.88%, 07/01/25
(b)
........... 230 255,576
5.25%, 02/01/28 ............ 177 189,832
6.63%, 10/01/30
(b)
........... 186 212,375
Lamar Media Corp.:
4.88%, 01/15/29 ............ 193 201,202
4.00%, 02/15/30 ............ 72 71,800
Lamb Weston Holdings, Inc.
(b)
:
4.88%, 11/01/26 ............ 158 163,412
4.88%, 05/15/28 ............ 44 47,511
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(b)
........... 149 151,608
Level 3 Financing, Inc.
(b)
:
4.25%, 07/01/28 ............ 6,001 6,068,871
3.63%, 01/15/29 ............ 3,338 3,233,688
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(b)
........... 1,541 1,541,170

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Lowe's Cos., Inc., 3.00%
,
10/15/50 .. USD 393 $ 366,558
LYB International Finance III LLC,
3.63%
,
04/01/51 ............ 260 256,121
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
........... 2,494 2,648,947
6.50%, 09/15/26 ............ 149 155,612
Masonite International Corp., 5.38%
,
02/01/28
(b)
................ 130 137,962
MasTec , Inc., 4.50%
,
08/15/28
(b)
.... 53 54,988
Mauser Packaging Solutions Holding
Co., 7.25%
,
04/15/25
(b)
........ 443 443,000
McDonald's Corp., 4.45%
,
09/01/48 . 1,960 2,285,645
Meritor, Inc.
(b)
:
6.25%, 06/01/25 ............ 670 713,550
4.50%, 12/15/28 ............ 26 26,078
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 207 222,187
4.63%, 06/15/25
(b)
........... 345 363,872
5.75%, 02/01/27 ............ 95 104,731
3.88%, 02/15/29
(b)
........... 1,124 1,119,645
MGM Resorts International:
6.75%, 05/01/25 ............ 119 128,214
5.50%, 04/15/27 ............ 157 168,775
Michaels Stores, Inc., 8.00%
,
07/15/27
(b)
................ 790 872,950
Molina Healthcare, Inc., 3.88%
,
11/15/30
(b)
................ 430 442,362
Morgan Stanley, (SOFR + 1.43%),
2.80%
,
01/25/52
(a)
........... 400 368,186
Motorola Solutions, Inc., 5.50%
,
09/01/44 ................. 576 698,347
MPT Operating Partnership LP:
5.00%, 10/15/27 ............ 267 280,885
4.63%, 08/01/29 ............ 187 196,730
Nationstar Mortgage Holdings, Inc.
(b)
:
5.50%, 08/15/28 ............ 705 707,855
5.13%, 12/15/30 ............ 396 390,555
New Home Co., Inc. (The), 7.25%
,
10/15/25
(b)
................ 892 923,407
Nexstar Broadcasting, Inc.
(b)
:
5.63%, 07/15/27 ............ 241 252,597
4.75%, 11/01/28 ............ 1,082 1,093,399
NRG Energy, Inc.:
5.75%, 01/15/28 ............ 158 167,875
5.25%, 06/15/29
(b)
........... 249 266,430
NuStar Logistics LP, 5.75%
,
10/01/25 2,875 3,077,745
ONEOK Partners LP, 4.90%
,
03/15/25 3,403 3,779,990
Oracle Corp., 3.95%
,
03/25/51 ..... 2,325 2,396,759
Outfront Media Capital LLC
(b)
:
6.25%, 06/15/25 ............ 182 192,465
5.00%, 08/15/27 ............ 153 154,530
4.63%, 03/15/30 ............ 41 39,463
Park Intermediate Holdings LLC
(b)
:
7.50%, 06/01/25 ............ 44 48,090
5.88%, 10/01/28 ............ 397 420,919
Parsley Energy LLC, 5.63%
,
10/15/27
(b)
134 145,222
PBF Holding Co. LLC, 9.25%
,
05/15/25
(b)
................ 1,103 1,126,108
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(b)
........... 399 428,925
PennyMac Financial Services, Inc.,
5.38%
,
10/15/25
(b)
........... 43 44,572
Security
Par (000)
Par (000) Value
United States (continued)
PG&E Corp.:
5.00%, 07/01/28 ............ USD 2,121 $ 2,240,783
5.25%, 07/01/30 ............ 363 384,780
Picasso Finance Sub, Inc., 6.13%
,
06/15/25
(b)
................ 451 479,188
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(b)
................ 164 175,759
Pioneer Natural Resources Co., 1.90%
,
08/15/30 ................. 2,460 2,283,036
Pitney Bowes, Inc.
(b)
:
6.88%, 03/15/27 ............ 1,897 1,880,401
7.25%, 03/15/29 ............ 1,415 1,399,308
Playtika Holding Corp., 4.25%
,
03/15/29
(b)
................ 702 691,610
Post Holdings, Inc., 4.63%
,
04/15/30
(b)
558 559,395
Prime Security Services Borrower
LLC
(b)
:
3.38%, 08/31/27 ............ 380 368,600
6.25%, 01/15/28 ............ 167 173,845
Quicken Loans LLC
(b)
:
3.63%, 03/01/29 ............ 3,804 3,661,350
3.88%, 03/01/31 ............ 4,117 3,962,613
Quicken Loans, Inc., 5.25%
,
01/15/28
(b)
620 651,000
Radiate Holdco LLC, 4.50%
,
09/15/26
(b)
933 943,496
Reynolds Group Issuer, Inc., 4.00%
,
10/15/27
(b)
................ 159 155,820
Rockies Express Pipeline LLC, 4.95%
,
07/15/29
(b)
................ 47 47,998
Royalty Pharma plc, 3.55%
,
09/02/50
(b)
736 701,371
Sabre GLBL, Inc., 9.25%
,
04/15/25
(b)
. 720 858,600
Scientific Games International, Inc.,
5.00%
,
10/15/25
(b)
........... 108 111,856
SeaWorld Parks & Entertainment, Inc.,
9.50%
,
08/01/25
(b)
........... 333 361,913
Select Medical Corp., 6.25%
,
08/15/26
(b)
................ 6,630 7,046,099
Service Properties Trust:
5.00%, 08/15/22 ............ 4,154 4,216,019
4.50%, 06/15/23 ............ 3,036 3,084,151
4.35%, 10/01/24 ............ 66 65,613
7.50%, 09/15/25 ............ 462 525,027
Shea Homes LP, 4.75%
,
04/01/29
(b)
. 900 910,350
Shift4 Payments LLC, 4.63%
,
11/01/26
(b)
................ 133 137,988
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 ............ 288 302,126
5.50%, 07/01/29 ............ 242 261,663
4.13%, 07/01/30 ............ 2,973 2,976,419
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(b)
................ 187 188,799
Six Flags Theme Parks, Inc., 7.00%
,
07/01/25
(b)
................ 64 69,200
SM Energy Co.:
1.50%, 07/01/21
(j)
........... 2,106 2,085,168
10.00%, 01/15/25
(b)
.......... 1,967 2,212,875
Specialty Building Products Holdings
LLC, 6.38%
,
09/30/26
(b)
....... 52 53,690
Spirit Loyalty Cayman Ltd., 8.00%
,
09/20/25
(b)
................ 410 463,796
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ............ 89 92,783
4.38%, 07/15/30 ............ 537 541,833
3.38%, 01/15/31 ............ 198 187,605
Steel Dynamics, Inc., 3.25%
,
10/15/50 748 698,005

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Stericycle, Inc., 3.88%
,
01/15/29
(b)
.. USD 159 $ 157,012
Summit Materials LLC, 5.25%
,
01/15/29
(b)
................ 315 328,781
Sunoco LP:
6.00%, 04/15/27 ............ 114 119,272
4.50%, 05/15/29
(b)
........... 412 410,455
Talen Energy Supply LLC, 7.63%
,
06/01/28
(b)
................ 2,860 2,895,750
Targa Resources Partners LP:
5.88%, 04/15/26 ............ 192 201,000
5.38%, 02/01/27 ............ 96 99,558
6.50%, 07/15/27 ............ 155 168,436
6.88%, 01/15/29 ............ 157 172,967
4.00%, 01/15/32
(b)
........... 3,548 3,336,965
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(b)
........... 34 37,570
TEGNA, Inc.:
4.75%, 03/15/26
(b)
........... 680 721,650
4.63%, 03/15/28 ............ 104 105,820
Teleflex, Inc., 4.63%
,
11/15/27 ..... 95 100,581
Tenet Healthcare Corp.:
4.63%, 07/15/24 ............ 257 262,317
4.63%, 09/01/24
(b)
........... 113 116,249
5.13%, 05/01/25 ............ 260 263,653
4.88%, 01/01/26
(b)
........... 389 404,466
6.25%, 02/01/27
(b)
........... 290 306,201
4.63%, 06/15/28
(b)
........... 368 377,193
Terex Corp., 5.63%
,
02/01/25
(b)
.... 164 168,613
T-Mobile USA, Inc.
(b)
:
4.50%, 04/15/50 ............ 332 372,799
3.30%, 02/15/51 ............ 756 706,535
TransDigm , Inc.:
6.25%, 03/15/26
(b)
........... 12,976 13,757,155
6.38%, 06/15/26 ............ 159 164,366
TreeHouse Foods, Inc., 4.00%
,
09/01/28 ................. 44 44,311
Uber Technologies, Inc., 6.25%
,
01/15/28
(b)
................ 251 273,389
Under Armour , Inc., 3.25%
,
06/15/26 . 51 51,031
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%,
01/15/26 ............... 192 199,200
Series 2020-1, Class A, 5.88%,
10/15/27 ............... 7,068 7,836,134
United Rentals North America, Inc.:
5.50%, 05/15/27 ............ 196 209,034
4.88%, 01/15/28 ............ 311 327,598
3.88%, 02/15/31 ............ 872 876,360
United Shore Financial Services LLC,
5.50%
,
11/15/25
(b)
........... 3,540 3,690,450
UnitedHealth Group, Inc.:
2.90%, 05/15/50 ............ 387 370,597
3.13%, 05/15/60 ............ 719 705,833
US Concrete, Inc., 5.13%
,
03/01/29
(b)
684 704,520
US Foods, Inc., 6.25%
,
04/15/25
(b)
.. 87 93,264
Vail Resorts, Inc., 6.25%
,
05/15/25
(b)
. 53 56,511
Valvoline, Inc., 4.25%
,
02/15/30
(b)
... 52 53,040
Verizon Communications, Inc.:
2.88%, 11/20/50 ............ 903 802,570
3.55%, 03/22/51 ............ 1,517 1,514,871
3.70%, 03/22/61 ............ 1,077 1,064,203
ViacomCBS , Inc., 4.95%
,
05/19/50 .. 593 695,089
ViaSat , Inc., 5.63%
,
04/15/27
(b)
..... 53 55,593
Security
Par (000)
Par (000) Value
United States (continued)
VICI Properties LP
(b)
:
3.50%, 02/15/25 ............ USD 1,283 $ 1,306,254
3.75%, 02/15/27 ............ 1,230 1,230,000
4.13%, 08/15/30 ............ 1,465 1,477,746
Vistra Operations Co. LLC
(b)
:
5.63%, 02/15/27 ............ 4,043 4,202,213
5.00%, 07/31/27 ............ 248 255,445
Weekley Homes LLC, 4.88%
,
09/15/28
(b)
................ 1,049 1,075,225
WESCO Distribution, Inc., 7.25%
,
06/15/28
(b)
................ 308 343,850
William Carter Co. (The), 5.63%
,
03/15/27
(b)
................ 97 102,456
Williams Scotsman International, Inc.,
4.63%
,
08/15/28
(b)
........... 157 159,944
WMG Acquisition Corp., 3.88%
,
07/15/30
(b)
................ 46 46,444
WPX Energy, Inc.:
5.25%, 10/15/27 ............ 104 110,814
4.50%, 01/15/30 ............ 100 107,679
Wyndham Destinations, Inc., 6.63%
,
07/31/26
(b)
................ 1,219 1,383,992
Wyndham Hotels & Resorts, Inc.,
4.38%
,
08/15/28
(b)
........... 469 474,394
Wynn Las Vegas LLC, 5.25%
,
05/15/27
(b)
................ 144 150,787
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ............ 98 106,240
5.13%, 10/01/29 ............ 120 122,820
Xerox Holdings Corp., 5.00%
,
08/15/25
(b)
................ 876 914,237
XHR LP, 6.38%
,
08/15/25
(b)
....... 2,763 2,918,419
XPO Logistics, Inc., 6.25%
,
05/01/25
(b)
434 467,023
Yum! Brands, Inc.:
4.75%, 01/15/30
(b)
........... 134 141,678
3.63%, 03/15/31 ............ 1,091 1,048,724
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(b)
................ 132 129,690
296,866,387
Zambia — 0.0%
First Quantum Minerals Ltd., 6.88%
,
10/15/27
(b)
................ 1,512 1,620,675
Total Corporate Bonds — 5.6%
(Cost: $519,062,069) ............................. 488,852,801
Floating Rate Loan Interests — 2.2%
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25
(a)
..... EUR 8,210 9,612,226
France — 0.1%
Babar Bidco , Facility Term Loan B,
(EURIBOR 3 Month + 5.00%),
5.00%
,
 11/17/27
(a)
........... 9,198 10,791,025
Germany — 0.2%
HSE24, Term Loan, (EURIBOR 3
Month + 0.00%), 0.00%
,
 01/01/28
(a)
(c)
...................... 9,365 10,913,675

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Luxembourg — 0.1%
(a)
CatLuxe SARL, Facility Term Loan
B1, (EURIBOR 3 Month + 4.50%),
4.50%
,
 10/02/24 ............ EUR 2,659 $ 2,176,943
CatLuxe SARL, Facility Term Loan
B3, (EURIBOR 3 Month + 4.50%),
4.50%
,
 10/02/24 ............ 6,713 5,495,886
7,672,829
Netherlands — 0.4%
(a)
Boels Topholding BV, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 4.00%
,
 02/06/27 ...... 10,935 12,840,915
Cypher Bidco BV, Term Loan,
01/01/28
(n)
................ 6,673 7,120,829
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 13,707 15,963,618
35,925,362
United States — 1.3%
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
6.00%), 6.75%
,
 02/02/26
(a)(c)
.... USD 3,211 3,210,865
Applied Systems, Inc., 1st Lien Term
Loan, 09/19/24
(a)(n)
........... 568 565,444
athenahealth , Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26
(a)
........... 888 888,737
Avantor Funding, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.25%),
3.25%
,
 11/08/27
(a)
........... 621 620,363
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 12/15/27
(a)
........... 938 937,510
Avaya, Inc., Term Loan B2, 12/15/27
(a)(n)
615 614,563
BCA Central Ltd., Facility Term
Loan A, (EUR002M + 0.00%),
5.50%
,
 04/29/23
(a)
........... EUR 7,314 8,662,358
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(a)
........... USD 824 821,875
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.61%
,
 07/21/25
(a)
..... 1,529 1,531,227
City Brewing Co., LLC, Term Loan,
0.00%
,
 03/01/26
(a)(c)
.......... 1,413 1,409,468
Douglas Dynamics LLC, Term Loan
B, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/08/26
(a)
........... 438 435,134
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 02/06/26
(a)
..... 1,370 1,361,603
Ecl Entertainment LLC, Term Loan,
0.00%
,
 01/01/28
(a)(c)
.......... 2,165 2,165,000
Flexera Software LLC, 1st Lien Term
Loan B1, 03/03/28
(a)(n)
......... 936 936,759
Foundation Building Materials, Inc., 1st
Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%, 01/31/28
(a)
......... 831 822,543
Galaxy Universal LLC, Term Loan,
0.00%
,
 01/01/28
(a)
........... 1,875 1,856,250
Gentiva Health Services, Inc., 1st Lien
Term Loan B1, 07/02/25
(a)(n)
..... 2,727 2,707,877
Security
Par (000)
Par (000) Value
United States (continued)
Herschend Entertainment Co., LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(a)(c)
.... USD 3,886 $ 3,944,767
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 1.86%
,
 06/22/26
(a)
..... 6,621 6,556,146
Informatica LLC, Term Loan, 02/25/27
(a)
(n)
...................... 2,491 2,469,638
IRB Holding Corp., Term Loan,
12/15/27
(a)(n)
............... 3,589 3,572,400
LATAM, Facility Term Loan:
(LIBOR USD 3 Month + 0.00%),
0.00%, 01/01/28
(a)(c)
........ 11,182 11,238,412
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Week +
3.75%), 4.50%
,
 12/17/27
(a)
..... 1,042 1,037,074
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(a)(n)
.... 232 230,461
Leslie's Poolmart , Inc.,Term Loan,
03/09/28
(a)(n)
............... 2,657 2,639,278
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.85%
,
 08/31/27
(a)
........... 3,184 3,172,669
Luxembourg Life Fund, Term Loan G,
0.00% - 10.00%
,
 01/01/28
(c)(o)
... 4,035 4,150,459
McAfee LLC, Term Loan B, 09/30/24
(a)(n)
936 936,101
Opendoor , Term Loan, 01/23/26
(c)(n)(o)
. 2,651 2,651,200
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(a)
..... 2,003 1,989,239
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(a)(n)
............... 741 740,012
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(a)(c)(n)
.............. 578 586,670
Peraton Corp., Term Loan, 02/01/28
(a)(n)
1,303 1,302,353
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(a)
........... 2,109 2,104,444
Playtika Holding Corp., Term Loan B1,
03/13/28
(a)(n)
............... 5,359 5,325,506
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(a)
3,796 3,778,614
Realpage , Inc., Term Loan, 02/18/28
(a)(n)
2,216 2,204,610
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/06/25
(a)
........... 622 617,892
Shearer's Foods LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 06/30/21
(a)
........... 1,293 1,288,710
Signal Parent, Inc., Term Loan B,
03/24/28
(a)(c)(n)
.............. 2,020 2,004,850
Surf Holdings SARL, 1st Lien Term
Loan, 03/05/27
(a)(n)
........... 2,816 2,785,778
The Enterprise Development Authority,
Term Loan B, 02/18/28
(a)(c)(n)
..... 4,677 4,688,693
Triton Water Holdings, Inc., 1st Lien
Term Loan, 03/31/28
(a)(n)
....... 1,973 1,963,747
UKG, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 05/04/26
(a)
........... 1,498 1,498,245
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.11%
,
 02/28/27
(a)
........... 937 932,345

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Western Digital Corp., Term Loan B4,
(LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/29/23
(a)
........... USD 939 $ 937,441
White Cap Buyer LLC, Term Loan,
(LIBOR USD 6 Month + 4.00%),
4.50%
,
 10/19/27
(a)
........... 5,745 5,730,241
WIN Waste Innovations Holdings Inc.,
Term Loan, 03/24/28
(a)(n)
....... 687 684,424
Woof Holdings, Inc., 1st Lien Term
Loan, 12/21/27
(a)(n)
........... 622 619,118
113,929,113
Total Floating Rate Loan Interests — 2.2%
(Cost: $185,682,644) ............................. 188,844,230
Foreign Agency Obligations — 0.2%
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
4.25%
,
07/17/42 ............ 1,694 1,831,637
Empresa de Transporte de Pasajeros
Metro SA, 5.00%
,
01/25/47
(b)
.... 200 232,650
Empresa Nacional del Petroleo , 4.50%
,
09/14/47 ................. 1,012 1,005,422
3,069,709
Colombia — 0.0%
Ecopetrol SA:
5.38%, 06/26/26 ............ 155 173,233
6.88%, 04/29/30 ............ 1,880 2,277,150
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(b)
........... 1,164 1,168,365
3,618,748
Indonesia — 0.0%
Pertamina Persero PT:
3.65%, 07/30/29 ............ 1,731 1,811,059
3.10%, 08/27/30 ............ 200 200,022
2,011,081
Mexico — 0.1%
Petroleos Mexicanos :
6.50%, 03/13/27 ............ 2,728 2,838,825
6.84%, 01/23/30 ............ 180 182,007
5.95%, 01/28/31 ............ 190 181,450
6.35%, 02/12/48 ............ 1,156 952,255
7.69%, 01/23/50 ............ 482 445,368
6.95%, 01/28/60 ............ 602 513,957
5,113,862
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
................ 4,031 3,867,946
Total Foreign Agency Obligations — 0.2%
(Cost: $17,376,913) .............................. 17,681,346
Foreign Government Obligations — 6.7%
Argentina — 0.1%
Argentine Republic:
1.00%, 07/09/29 ............ 1,308 468,265
0.12%, 07/09/30
(m)
.......... 12,424 4,127,113
0.12%, 07/09/35
(m)
.......... 15,337 4,524,509
0.12%, 01/09/38
(m)
.......... 5,205 1,896,576
11,016,463
Security
Par (000)
Par (000) Value
Australia — 0.6%
Commonwealth of Australia, 3.00%
,
03/21/47 ................. AUD 60,857 $ 49,157,119
Bahrain — 0.1%
Kingdom of Bahrain:
7.00%, 01/26/26 ............ USD 200 230,000
6.75%, 09/20/29 ............ 3,152 3,425,830
7.38%, 05/14/30 ............ 200 221,938
5.25%, 01/25/33
(b)
........... 420 399,000
4,276,768
Brazil — 0.2%
Federative Republic of Brazil:
6.00%, 04/07/26 ............ 200 229,812
10.00%, 01/01/27 ........... BRL 72 13,334,595
4.63%, 01/13/28 ............ USD 1,486 1,571,445
3.88%, 06/12/30 ............ 1,320 1,279,575
16,415,427
Chile — 0.0%
Republic of Chile:
3.24%, 02/06/28 ............ 231 249,263
3.50%, 01/25/50 ............ 200 203,688
452,951
China — 2.5%
People's Republic of China:
3.29%, 05/23/29 ............ CNY 700,550 106,988,871
2.68%, 05/21/30 ............ 749,170 108,939,668
215,928,539
Colombia — 0.1%
Republic of Colombia:
8.13%, 05/21/24 ............ USD 514 613,588
4.50%, 01/28/26 ............ 4,366 4,788,956
3.88%, 04/25/27 ............ 568 607,228
4.50%, 03/15/29 ............ 897 979,692
4.13%, 05/15/51 ............ 285 271,106
7,260,570
Dominican Republic — 0.1%
Dominican Republic Government Bond:
5.95%, 01/25/27 ............ 1,534 1,719,998
4.50%, 01/30/30
(b)
........... 1,396 1,402,543
4.50%, 01/30/30 ............ 1,092 1,097,119
4.88%, 09/23/32
(b)
........... 169 170,690
6.40%, 06/05/49 ............ 843 882,779
5,273,129
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 05/29/24
(b)
........... 1,379 1,444,933
5.88%, 06/11/25 ............ 1,983 2,089,586
5.25%, 10/06/25
(b)
........... 200 207,250
7.60%, 03/01/29 ............ 2,636 2,800,750
5.88%, 02/16/31
(b)
........... 247 230,945
8.50%, 01/31/47
(b)
........... 1,092 1,083,128
7.50%, 02/16/61
(b)
........... 410 369,513
8,226,105
Germany — 0.1%
Federal Republic of Germany, 0.00%
,
08/15/50 ................. EUR 8,215 8,945,373
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(b)
USD 1,145 1,119,238

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Greece — 0.2%
Hellenic Republic, 2.00%
,
04/22/27
(b)
EUR 14,647 $ 18,852,967
Indonesia — 0.0%
Republic of Indonesia:
4.75%, 01/08/26 ............ USD 229 259,271
4.10%, 04/24/28 ............ 2,569 2,841,153
4.20%, 10/15/50 ............ 902 985,999
4,086,423
Israel — 0.0%
State of Israel Government Bond,
2.75%
,
07/03/30 ............ 200 209,375
Italy — 1.6%
Republic of Italy:
1.35%, 04/01/30 ............ EUR 43,720 54,882,858
0.95%, 08/01/30 ............ 35,671 43,217,590
3.85%, 09/01/49
(b)
........... 21,404 37,884,632
135,985,080
Japan — 0.7%
Japan Government Bond, 0.40%
,
09/20/49 ................. JPY 7,415,150 62,579,245
Mexico — 0.1%
United Mexican States:
3.75%, 01/11/28 ............ USD 1,118 1,196,959
4.50%, 04/22/29 ............ 200 221,125
2.66%, 05/24/31 ............ 2,883 2,734,345
4.75%, 04/27/32 ............ 2,324 2,576,009
4.75%, 03/08/44 ............ 214 224,098
4.35%, 01/15/47 ............ 245 242,397
7,194,933
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 ............ 1,004 939,995
4.00%, 12/15/50 ............ 475 420,375
1,360,370
Oman — 0.0%
Oman Government Bond:
6.50%, 03/08/47 ............ 649 611,682
6.75%, 01/17/48 ............ 649 623,243
1,234,925
Panama — 0.1%
Republic of Panama:
3.88%, 03/17/28 ............ 239 260,510
3.16%, 01/23/30 ............ 1,284 1,334,557
6.70%, 01/26/36 ............ 736 990,150
4.50%, 05/15/47 ............ 200 220,375
4.50%, 04/16/50 ............ 991 1,089,790
4.50%, 04/01/56 ............ 200 219,438
4,114,820
Paraguay — 0.0%
Republic of Paraguay
(b)
:
4.95%, 04/28/31 ............ 1,102 1,240,094
5.40%, 03/30/50 ............ 1,197 1,339,144
2,579,238
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32 ................. 474 432,229
Republic of Peru:
2.39%, 01/23/26 ............ 169 173,964
4.13%, 08/25/27 ............ 156 174,428
Security
Par (000)
Par (000) Value
Peru (continued)
3.30%, 03/11/41 ............ USD 182 $ 177,905
958,526
Philippines — 0.0%
Republic of Philippines:
3.75%, 01/14/29 ............ 200 221,438
2.95%, 05/05/45 ............ 200 186,625
408,063
Qatar — 0.0%
State of Qatar:
4.50%, 04/23/28 ............ 200 233,250
4.00%, 03/14/29
(b)
........... 2,314 2,626,390
4.40%, 04/16/50
(b)
........... 997 1,156,520
4,016,160
Romania — 0.0%
Romania Government Bond:
3.00%, 02/14/31
(b)
........... 174 174,163
6.13%, 01/22/44
(b)
........... 758 962,186
4.00%, 02/14/51 ............ 90 86,822
1,223,171
Russia — 0.0%
Russian Federation:
4.75%, 05/27/26 ............ 200 223,875
4.25%, 06/23/27 ............ 400 437,800
5.25%, 06/23/47 ............ 800 951,500
1,613,175
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia:
3.63%, 03/04/28 ............ 224 242,690
4.38%, 04/16/29
(b)
........... 211 240,211
4.50%, 04/17/30 ............ 781 899,126
4.63%, 10/04/47 ............ 910 1,019,200
2,401,227
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 ................. 200 210,250
Ukraine — 0.1%
Ukraine Government Bond:
7.75%, 09/01/23 ............ 327 352,567
7.75%, 09/01/25
(b)
........... 930 1,008,120
7.75%, 09/01/25 ............ 551 597,284
7.75%, 09/01/27 ............ 327 348,766
7.25%, 03/15/33
(b)
........... 2,097 2,085,205
4,391,942
Uruguay — 0.0%
Oriental Republic of Uruguay:
4.38%, 10/27/27 ............ 152 172,836
5.10%, 06/18/50 ............ 1,633 2,020,032
2,192,868
Total Foreign Government Obligations — 6.7%
(Cost: $573,889,282) ............................. 583,684,440
Shares
Shares
Investment Companies — 7.8%
Consumer Discretionary Select Sector
SPDR Fund
(f)
.............. 44,153 7,420,795
Energy Select Sector SPDR Fund .. 138,366 6,788,236
Financial Select Sector SPDR Fund . 71,435 2,432,362

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Investment Companies (continued)
Health Care Select Sector SPDR Fund 69,600 $ 8,125,104
Industrial Select Sector SPDR Fund
(f)
166,806 16,422,051
Invesco QQQ Trust, Series 1 ...... 144,800 46,210,024
iShares China Large-Cap ETF
(f)*
.... 159,218 7,429,112
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)*
............... 522,043 45,511,709
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)*
........ 16,470 2,141,923
iShares Latin America 40 ETF
(f)*
.... 129,913 3,586,898
iShares MSCI Brazil ETF
(f)*
....... 77,534 2,593,512
iShares MSCI Emerging Markets ETF
(f)*
18,984 1,012,607
iShares Nasdaq Biotechnology ETF
(f)*
6,909 1,040,219
iShares Russell 2000 ETF
(f)*
...... 259,418 57,315,813
iShares S&P 500 Value ETF
(f)*
..... 80,267 11,336,911
KraneShares Bosera MSCI China A
ETF
(f)
.................... 59,126 2,615,734
KraneShares CSI China Internet ETF
(f)
48,809 3,726,567
SPDR Bloomberg Barclays High Yield
Bond ETF
(f)
................ 24,916 2,710,861
SPDR EURO STOXX 50 ETF
(f)
.... 29,150 1,297,466
SPDR Gold Shares
(g)(p)
.......... 231,536 37,036,499
SPDR S&P 500 ETF Trust
(f)
....... 1,011,900 401,046,327
SPDR S&P Oil & Gas Exploration &
Production ETF ............. 66,352 5,397,071
United States Oil Fund LP
(p)
....... 19,806 802,737
Total Investment Companies — 7.8%
(Cost: $659,028,533) ............................. 674,000,538
Par (000)
Pa r (000)
Municipal Bonds — 0.1%
Ohio - 0.0%
Buckeye Tobacco Settlement Financing
Authority, Series 2020B-2, RB,
5.00%, 06/01/55 ............ USD 2,585 2,910,813
Puerto Rico - 0.1%
Puerto Rico Sales Tax Financing Corp.:
Series 2018A-1, RB,
4.75%, 07/01/53 .......... 497 538,445
Series 2018A-1, RB,
5.00%, 07/01/58 .......... 7,495 8,239,703
8,778,148
Total Municipal Bonds — 0.1%
(Cost: $11,529,565) .............................. 11,688,961
Non-Agency Mortgage-Backed Securities — 1.2%
Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
:
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.02%,
12/25/50 ............... 743 731,783
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.02%,
08/25/33 ............... 1,359 1,342,136
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.02%,
08/25/33 ............... 814 765,432
Security
Par (000)
Par (000) Value
United States (continued)
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(a)(b)
:
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.42%,
08/25/33 ............... USD 798 $ 790,020
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.02%,
08/25/33 ............... 721 699,404
Texas Capital Bank NA,   (SOFR +
0.00%), 0.08%, 02/01/26
(a)(c)
.... 3,692 3,692,000
TVC DSCR_21-1,   0.00%, 02/25/51 . 2,033 2,033,215
TVC Holding,   0.00%, 02/01/51 .... 508 655,509
10,709,499
Commercial Mortgage-Backed Securities — 1.1%
United States — 1.1%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 1,520 1,579,673
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 3.21%, 04/15/34
(a)
(b)
...................... 1,755 1,755,528
AOA Mortgage Trust, Series 2015-
1177, Class C, 3.01%, 12/13/29
(a)(b)
1,022 1,021,160
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(b)
........... 550 450,569
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class D, 3.60%, 04/14/33
(a)(b)
.... 255 267,507
BANK:
Series 2017-BNK8, Class B, 3.93%,
11/15/50
(a)
.............. 542 589,120
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 700 765,629
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-3A, Class M6, (LIBOR
USD 1 Month + 1.05%), 1.16%,
11/25/35 ............... 152 143,434
Series 2006-3A, Class M1, (LIBOR
USD 1 Month + 0.34%), 0.45%,
10/25/36 ............... 204 192,256
BBCMS Mortgage Trust
(a)(b)
:
Series 2017-DELC, Class E, (LIBOR
USD 1 Month + 2.50%), 2.61%,
08/15/36 ............... 559 555,527
Series 2018-TALL, Class C, (LIBOR
USD 1 Month + 1.12%), 1.23%,
03/15/37 ............... 1,701 1,662,595
BBCMS Trust, Series 2019-CLP, Class
E, (LIBOR USD 1 Month + 2.11%),
2.22%, 12/15/31
(a)(b)
.......... 720 719,949
BHMS, Series 2018-ATLS, Class C,
(LIBOR USD 1 Month + 1.90%),
2.01%, 07/15/35
(a)(b)
.......... 528 524,925
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(b)
. 1,287 1,343,665
BX Commercial Mortgage Trust
(b)
:
Series 2018-BIOA, Class D, (LIBOR
USD 1 Month + 1.32%), 1.43%,
03/15/37
(a)
.............. 460 459,859

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-BIOA, Class E, (LIBOR
USD 1 Month + 1.95%), 2.06%,
03/15/37
(a)
.............. USD 1,992 $ 1,992,248
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.58%,
03/15/37
(a)
.............. 2,663 2,660,183
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.16%,
11/15/35
(a)
.............. 1,325 1,323,966
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.41%,
10/15/36
(a)
.............. 3,127 3,125,059
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.76%,
10/15/36
(a)
.............. 4,975 4,971,608
Series 2020-BXLP, Class G, (LIBOR
USD 1 Month + 2.50%), 2.61%,
12/15/36
(a)
.............. 1,040 1,038,936
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 500 506,765
Series 2020-VKNG, Class G,
(LIBOR USD 1 Month + 3.25%),
3.36%, 10/15/37
(a)
......... 470 470,580
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 1.06%,
02/15/33
(a)(c)
............. 7,459 7,459,000
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 2.30%,
02/15/33
(a)(c)
............. 4,374 4,374,000
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 4.40%,
02/15/33
(a)(c)
............. 2,888 2,888,000
BX Trust
(a)(b)
:
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 2,801 2,909,306
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,926 3,904,471
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
2.36%, 01/15/34 .......... 1,060 1,058,727
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.11%,
01/15/34 ............... 1,650 1,649,006
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 303 321,649
CFCRE Commercial Mortgage Trust
(b)
:
Series 2018-TAN, Class C, 5.29%,
02/15/33 ............... 350 365,506
Series 2018-TAN, Class E, 6.45%,
02/15/33
(a)
.............. 396 410,266
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class D, 5.09%,
03/10/47
(a)(b)
............. 405 427,222
Series 2014-GC23, Class AS,
3.86%, 07/10/47 .......... 1,940 2,096,126
Series 2018-C6, Class A4, 4.41%,
11/10/51 ............... 699 800,048
Series 2019-SST2, Class F, (LIBOR
USD 1 Month + 2.50%), 2.61%,
12/15/36
(a)(b)
............. 588 587,296
Commercial Mortgage Trust:
Series 2014-CR17, Class C, 4.78%,
05/10/47
(a)
.............. 650 690,684
Series 2014-CR21, Class A3,
3.53%, 12/10/47 .......... 1,389 1,481,552
Security
Par (000)
Par (000) Value
United States (continued)
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.46%, 12/15/31
(a)
(b)
...................... USD 677 $ 669,277
Credit Suisse Mortgage Capital
Certificates
(b)
:
Series 2019-ICE4, Class D, (LIBOR
USD 1 Month + 1.60%), 1.71%,
05/15/36
(a)
.............. 2,018 2,019,269
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 2.26%,
05/15/36
(a)
.............. 700 701,065
Series 2020-NET, Class A, 2.26%,
08/15/37 ............... 1,412 1,436,789
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class C, 4.63%,
11/15/48
(a)
.............. 419 447,808
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 4,122 4,153,595
DBWF Mortgage Trust
(a)(b)
:
Series 2018-GLKS, Class B, (LIBOR
USD 1 Month + 1.35%), 1.46%,
12/19/30 ............... 723 722,607
Series 2018-GLKS, Class C, (LIBOR
USD 1 Month + 1.75%), 1.86%,
12/19/30 ............... 575 572,146
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 2.46%,
02/15/38
(a)(b)
............... 270 270,304
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,547 1,568,531
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 315 314,725
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 1,512 1,694,413
JPMorgan Chase Commercial
Mortgage Securities Trust
(b)
:
Series 2018-WPT, Class DFL,
(LIBOR USD 1 Month + 2.25%),
2.35%, 07/05/33
(a)
......... 438 438,133
Series 2018-WPT, Class DFX,
5.35%, 07/05/33 .......... 756 796,600
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 3.11%,
07/15/36
(a)
.............. 2,095 2,056,702
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.46%, 03/15/38
(a)(b)
.... 5,071 5,079,112
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C24, Class C, (LIBOR
USD 1 Month + 0.00%), 4.34%,
05/15/48
(a)
.............. 227 232,783
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 1,184 1,305,424
Morgan Stanley Capital I Trust:
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............. 709 762,689
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 997 1,022,912

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. USD 412 $ 427,542
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.03%, 08/10/49
(a)(b)
.......... 597 610,797
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 750 757,587
Wells Fargo Commercial Mortgage
Trust
(a)
:
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 1,140 1,237,059
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 442 462,877
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 1,065 1,136,622
Series 2018-1745, Class A, 3.75%,
06/15/36
(b)
.............. 759 828,188
91,269,156
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(a)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.28%,
02/15/54 ................. 18,328 1,765,240
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.74%,
12/12/53
(b)
................ 1,498 190,793
Wells Fargo Commercial Mortgage
Trust, Series 2020-C58, Class XA,
1.89%, 07/15/53 ............ 10,791 1,497,460
3,453,493
Total Non-Agency Mortgage-Backed Securities — 1.2%
(Cost: $104,891,646) ............................. 105,432,148
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests - 0.1%
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(c)(d)(q)
............. 7,220 8,651,870
Total Other Interests - 0.1%
(Cost: $7,284,549) ................................ 8,651,870
Preferred Securities — 2.7%
Par (000)
Pa r (000)
Capital Trusts — 0.2%
United States — 0.2%
(a)
American Express Co., Series C ,
(LIBOR USD 3 Month + 3.29%),
3.47%
(l)
.................. 3,158 3,129,459
Charles Schwab Corp. (The), Series
H , (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00%
(l)
............. 1,655 1,626,865
Citigroup, Inc., Series Q , (LIBOR USD
3 Month + 4.10%), 4.29%
(l)
..... 4,158 4,159,248
Security
Par (000)
Par (000) Value
United States (continued)
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70%
(l)
........ USD 525 $ 567,000
Morgan Stanley, Series H , (LIBOR USD
3 Month + 3.61%), 3.85%
(l)
..... 3,450 3,455,157
Prudential Financial, Inc.:
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 1,731 1,855,013
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 2,628 2,775,118
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.50%
(l)
........... 1,344 1,290,240
Wells Fargo & Co. , (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.45%), 3.90%
(l)
. 1,766 1,783,483
20,641,583
Total Capital Trusts — 0.2%
(Cost: $20,427,891) .............................. 20,641,583
Shares
Shares
Preferred Stocks — 2.4%
Brazil — 0.0%
Centrais Eletricas Brasileiras SA
(Preference) ............... 13,120 80,650
Itau Unibanco Holding SA (Preference) 331,083 1,644,048
1,724,698
China — 0.2%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $11,713,918)
(c)(e)
.. 106,904 14,055,461
Germany — 0.1%
Volocopter Gmbh (Acquired 03/03/21,
cost $7,545,514)
(c)(d)(e)
......... 1,420 7,336,638
India — 0.1%
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$4,447,111)
(c)(d)(e)
............ 1,380 4,479,645
Jersey — 0.0%
Loadsmart , Inc., Series C (Acquired
10/05/20, cost $3,701,680)
(c)(d)(e)
.. 432,945 4,424,698
United Kingdom — 0.3%
(d)(e)
Arrival Ltd., Series A (Acquired 10/8/20,
cost $10,849,984) ........... 1,510,583 23,087,398
Exscientia Ltd. C-1 (Acquired 02/24/21,
cost $3,432,127)
(c)
........... 1,960 3,436,586
26,523,984
United States — 1.7%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(b)(j)
............. 12,010 13,507,047
Aptiv plc, Series A, 5.50%
(j)
....... 47,115 7,438,987
Becton Dickinson and Co., Series B,
6.00%
(f)
.................. 176,383 9,475,295
Boston Scientific Corp., Series A,
5.50% ................... 31,118 3,337,717
C3 ai , Inc., (Acquired 12/6/2020, cost
$7,773,859)
(d)(e)
............. 233,771 15,116,810
Cruise, Series G (Acquired 03/25/21,
cost $3,295,779)
(c)(d)(e)
......... 125,077 3,295,779

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Databricks , Inc., Series F (Acquired
10/22/19, cost $3,896,150)
(c)(d)(e)
.. 90,717 $ 14,428,539
Databricks , Inc., Series G (Acquired
02/01/21, cost $4,396,950)
(c)(d)(e)
.. 24,790 3,942,849
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $3,888,688)
(c)(d)(e)
.. 639,810 3,888,688
DoubleVerify Holdings, Inc., Series
A (Acquired 11/18/20, cost
$2,404,126)
(c)(d)(e)
............ 419,049 3,142,867
EPAM Systems, Inc.
(d)
........... 4,901 1,944,178
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$3,117,865)
(c)(d)(e)
............ 94,319 3,614,304
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $5,939,231)
(c)(e)
... 1,929,993 7,140,974
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $3,180,966)
(c)(e)
... 1,184,166 4,345,889
Jumpcloud , Inc., Series E-1 (Acquired
10/30/20, cost $4,033,036)
(c)(d)(e)
.. 2,211,458 4,157,541
Live Nation Entertainment, Inc.
(d)
... 25,746 2,179,399
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost
$10,936,522)
(c)(e)
............ 863,811 10,149,779
MongoDB, Inc.
(d)
.............. 14,764 3,948,337
Mount Sinai Genomics, Inc., Sema 4
Series C (Acquired 07/17/20, cost
$3,686,955)
(c)(e)
............. 6,008 9,026,119
Mythic AL Inc., Series C (Acquired
01/26/21, cost $2,117,646)
(c)(d)(e)
.. 308,241 2,111,451
Neon Parent, Inc.
(c)(d)
........... 9,248 3,251,874
Nuvia , Inc., Series B (Acquired
09/17/20, cost $1,832,412)
(c)(d)(e)
.. 571,317 4,707,652
SambaNova Systems, Inc. Series
C (Acquired 02/19/20, cost
$4,030,858)
(c)(d)(e)
............ 75,709 5,887,889
Wells Fargo & Co., Series L, 7.50%
(f)(j)(l)
2,041 2,892,934
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$3,083,013)
(c)(d)(e)
............ 195,578 3,250,506
146,183,404
Total Preferred Stocks — 2.4%
(Cost: $149,051,025) ............................. 204,728,528
Trust Preferreds — 0.1%
United States — 0.1%
(a)
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.58%, 10/30/40 219,773 5,911,894
GMAC Capital Trust I, Series 2 ,
(LIBOR USD 3 Month + 5.79%),
5.98%, 02/15/40 ............ 241,418 6,151,330
12,063,224
Total Trust Preferreds — 0.1%
(Cost: $11,860,908) .............................. 12,063,224
Total Preferred Securities — 2.7%
(Cost: $181,339,824) ............................. 237,433,335
Security
Shares
Shares Value
Rights — 0.0%
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA (Expires 04/19/21)
(d)(r)
...... 2,829 $ 8,770
Total Rights — 0.0%
(Cost: $–) .................................... 8,770
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.70%, 09/25/30
(a)
........... USD 757 868,095
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 2,840 264,543
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(a)
:
Series K105, Class X1,
1.52% ,  01/25/30 ........ 11,890 1,372,152
Series K109, Class X1,
1.58% ,  04/25/30 ........ 5,126 624,873
Series K110, Class X1,
1.70% ,  04/25/30 ........ 1,446 186,353
Series K116, Class X1,
1.43% ,  07/25/30 ........ 2,573 285,904
Series K120, Class X1,
1.04% ,  10/25/30 ........ 16,770 1,395,913
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 19,600 1,057,453
5,187,191
Total U.S. Government Sponsored Agency Securities
—
0.1%
(Cost: $6,165,810) .............................. 6,055,286
U.S. Treasury Obligations — 1.7%
U.S. Treasury Bonds:
1.13%, 08/15/40
(s)
........... 41,842 34,022,614
2.38%, 11/15/49
(g)
........... 48,437 48,120,527
1.63%, 11/15/50 ............ 6,873 5,727,309
U.S. Treasury Inflation Linked Notes:
0.13%, 01/15/30 - 01/15/31 ..... 31,762 34,318,121
U.S. Treasury Notes:
2.00%, 11/15/21
(p)(s)
.......... 20,000 20,242,188
1.13%, 02/15/31 ............ 8,728 8,246,785
Total U.S. Treasury Obligations — 1.7%
(Cost: $160,096,911) ............................. 150,677,544

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Warrants — 0.0%
Brazil — 0.0%
(c)(d)
Neon Payments Ltd. (Issued/
exercisable 06/19/20, 1 share for
1 warrant, Expires 04/08/21, Strike
Price USD 1.00) ............ 1,132 $ 6,475
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 1 share for
1 warrant, Expires 10/08/21, Strike
Price USD 1.00) ............ 3,459 19,786
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(d)
.......... 1,586 604
United States — 0.0%
(d)
Climate Change Crisis Real Impact
I Acquisition Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 48,920 159,479
Crown Proptech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(c)
........... 90,780 136,170
Jaws Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 07/06/25, Strike
Price USD 11.50) ............ 40,910 130,094
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 01/31/26, Strike
Price USD 11.50)
(c)
........... 33,370 33,370
Tortoise Acquisition Corp. II (Issued/
exercisable 10/22/20, 1 share for
1 warrant, Expires 06/14/27, Strike
Price USD 11.50) ............ 50,390 164,775
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 21,860 163,294
Zero Mass Water, Inc., Series C-1
(Acquired 05/08/20, cost $0)
(Issued/exercisable 05/08/20,
1 share for 1 warrant, Expires
11/08/21, Strike Price USD 18.92)
(c)
(e)
...................... 195,578 254,252
Total Warrants — 0.0% ............................ 1,068,299
Total Long-Term Investments — 98.3%
(Cost: $7,054,202,463) ........................... 8,543,748,793
Short-Term Securities — 7.3%
Money Market Funds — 3.9%
(t)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 109,717,100 109,717,100
SL Liquidity Series, LLC, Money Market
Series, 0.16%
(u)
............. 232,503,752 232,573,504
Total Money Market Funds — 3.9%
(Cost: $342,298,115) ............................. 342,290,604
Security
Par (000)
Pa r (000) Value
Time Deposits — 0.0%
Australia — 0.0%
Brown Brothers Harriman & Co.,
(0.54)%, 04/01/21 ........... AUD 4 $ 3,399
Canada — 0.0%
Royal Bank of Canada,
0.01%, 04/01/21 ............ CAD 2,152 1,712,496
Denmark — 0.0%
Brown Brothers Harriman & Co.,
(0.47)%, 04/06/21 ........... DKK 54 8,583
Hong Kong — 0.0%
Hong Kong & Shanghai Bank,
(0.06)%, 04/01/21 ........... HKD 308 39,581
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.31)%, 04/01/21 ........... JPY 662 5,980
New Zealand — 0.0%
Brown Brothers Harriman & Co.,
0.05%, 04/01/21 ............ NZD —
(v)
3
South Africa — 0.0%
Brown Brothers Harriman & Co.,
5.40%, 04/01/21 ............ ZAR 71 4,811
Sweden — 0.0%
Brown Brothers Harriman & Co.,
(0.26)%, 04/01/21 ........... SEK 41 4,648
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
(1.85)%, 04/01/21 ........... CHF 11 11,373
United Kingdom — 0.0%
Citibank NA, 0.01%, 04/01/21 ..... GBP 654 901,941
Total Time Deposits — 0.0%
(Cost: $2,692,815) .............................. 2,692,815
U.S. Treasury Obligations — 3.4%
U.S. Treasury Bills
(w)
:
0.00%, 04/27/21 ............ USD 48,600 48,599,474
0.01%, 05/13/21 ............ 10,000 9,999,767
0.01%, 04/22/21 ............ 15,000 14,999,912
0.02%, 04/13/21 ............ 34,000 33,999,943
0.02%, 06/10/21 ............ 60,000 59,997,958
0.03%, 04/08/21 ............ 75,500 75,499,927
0.03%, 06/17/21 ............ 23,000 22,999,262
0.06%, 05/06/21 ............ 15,000 14,999,818

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.07%, 04/15/21 ............ USD 15,000 $ 14,999,927
Total U.S. Treasury Obligations — 3.4%
(Cost: $296,093,400) ............................. 296,095,988
Total Short-Term Securities — 7.3%
(Cost: $641,084,330) ............................. 641,079,407
Total Options Purchased — 0.9%
(Cost: $59,117,253) .............................. 71,089,365
Total Investments Before Options Written and Investments Sold
Short — 106.5%
(Cost: $7,754,404,046) ........................... 9,255,917,565
Total Options Written — (0.5)%
(Premiums Received — $34,740,451) ................. (42,396,741)
Investments Sold Short — (0.8)%
Shares
Shares
Common Stocks — (0.8)%
United States — (0.8)%
Appian Corp.
(d)
............... 130,378 (17,333,755)
DoorDash , Inc., Class A
(d)
........ 108,568 (14,236,522)
Hershey Co. (The) ............. 16,650 (2,633,364)
JM Smucker Co. (The) .......... 17,766 (2,247,932)
Nordstrom, Inc.
(d)
.............. 26,510 (1,003,933)
Opendoor Technologies, Inc.
(d)
..... 399,818 (8,472,143)
Seagate Technology plc ......... 37,345 (2,866,229)
Snowflake, Inc., Class A
(d)
........ 52,717 (12,086,954)
Walgreens Boots Alliance, Inc. ..... 256,769 (14,096,618)
(74,977,450)
Total Common Stocks — (0.8)%
(Proceeds: $82,011,460) .......................... (74,977,450)
Total Investments Sold Short — (0.8)%
(Proceeds: $82,011,460 ) .......................... (74,977,450)
Total Investments Net of Options Written and Investments Sold
Short — 105.2%
(Cost: $7,637,652,135) ........................... 9,138,543,374
Liabilities in Excess of Other Assets — (5.2)% ............ (448,048,075)
Net Assets — 100.0% .............................. $ 8,690,495,299
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $226,627,966, representing 2.60% of its net assets as of period end, and an original cost of $159,464,651.
(f)
All or a portion of this security is on loan.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Zero-coupon bond.
(j)
Convertible security.
(k)
Issuer filed for bankruptcy and/or is in default.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
(l)
Perpetual security with no stated maturity date.
(m)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
All or a portion of the security is held by a wholly-owned subsidiary.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
When-issued security.
(s)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(v)
Amount is less than 500.
(w)
Rates are discount rates or a range of discount rates as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Par/Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 29,360,501 $ 80,356,599 $ — $ — $ — $ 109,717,100 109,717,100 $ 1,826 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 352,621,386 — (120,044,750) 4,379 (7,511) 232,573,504 232,503,752 554,752
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/21 ......... 2,193,500 — — — (186,180) 2,007,320 21,400,000 401,989 —
iShares China Large-Cap ETF .. 11,083,538 — (3,679,158) 141,383 (116,651) 7,429,112 159,218 — —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 103,651,290 — (57,233,070) 1,276,153 (2,182,664) 45,511,709 522,043 742,156 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 46,918,617 — (43,128,434) (590,461) (1,057,799) 2,141,923 16,470 182,220 —
iShares Latin America 40 ETF .. 5,690,965 — (1,720,602) 120,799 (504,264) 3,586,898 129,913 — —
iShares MSCI Brazil ETF ..... 4,298,303 — (1,233,040) 54,845 (526,596) 2,593,512 77,534 — —
iShares MSCI Emerging Markets
ETF .................. 1,464,018 — (493,962) 76,615 (34,064) 1,012,607 18,984 — —
iShares Nasdaq Biotechnology
ETF .................. 1,569,891 — (513,252) 120,885 (137,305) 1,040,219 6,909 1,358 —
iShares Russell 2000 ETF ..... 107,492,052 6,309,938 (66,977,474) 14,256,855 (3,765,558) 57,315,813 259,418 103,273 —
iShares S&P 500 Value ETF ... 10,275,781 — — — 1,061,130 11,336,911 80,267 55,161 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/26 ......... 18,089,674 — — — (369,345) 17,720,329 18,467,226 — —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 18,591,047 — — — — 18,591,047 18,591,047 1 —
Quintis HoldCo Pty. Ltd., (Acquired
10/22/18, cost $5,761,227) .. 6,288,328 — — — 1,474,511 7,762,839 9,827,224 — —
$ 15,461,453 $ (6,352,296) $ 520,340,843 $ 2,042,736 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 37 06/08/21 $ 6,479 $ 50,415
Euro-OAT ............................................................... 157 06/08/21 29,817 49,500
Australia 10 Year Bond ...................................................... 237 06/15/21 24,862 (98,896)
DAX Index .............................................................. 79 06/18/21 34,808 1,062,006
EURO STOXX 50 Index ..................................................... 1,017 06/18/21 46,107 755,383
MSCI Emerging Markets E-Mini Index ............................................ 169 06/18/21 11,175 (232,835)
Russell 2000 E-mini Index .................................................... 344 06/18/21 38,227 (2,284,762)
U.S. Treasury 10 Year Note ................................................... 412 06/21/21 53,991 (39,685)
(738,874)
Short Contracts
Euro-Bund .............................................................. 322 06/08/21 64,677 (125,816)
SPI 200 Index ............................................................ 20 06/17/21 2,570 (94)
FTSE 100 Index .......................................................... 80 06/18/21 7,367 52,048
NASDAQ 100 E-Mini Index ................................................... 837 06/18/21 219,122 (483,375)
S&P 500 E-Mini Index ...................................................... 5,377 06/18/21 1,066,635 (3,084,839)
U.S. Treasury 10 Year Ultra Note ............................................... 1,289 06/21/21 185,455 525,560
U.S. Treasury Long Bond .................................................... 22 06/21/21 3,407 147,258
U.S. Treasury Ultra Bond .................................................... 585 06/21/21 106,397 502,837
Long Gilt ............................................................... 414 06/28/21 72,821 143,056
U.S. Treasury 2 Year Note .................................................... 2,301 06/30/21 507,928 332,981
U.S. Treasury 5 Year Note .................................................... 5,916 06/30/21 730,349 5,099,371
3,108,987
$ 2,370,113
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CNY 229,454,000 USD 34,897,257 HSBC Bank plc 04/01/21 $ 53,848
GBP 5,676,000 USD 7,694,872 Deutsche Bank AG 04/01/21 130,060
USD 33,694,477 JPY 3,715,591,000 BNP Paribas SA 04/01/21 137,547
USD 34,340,571 JPY 3,798,890,719 Bank of America NA 04/02/21 31,330
USD 8,803,046 EUR 7,265,000 HSBC Bank plc 04/08/21 282,851
USD 8,624,701 EUR 7,188,000 JPMorgan Chase Bank NA 04/09/21 194,635
USD 8,455,922 EUR 6,976,045 UBS AG 04/09/21 274,437
CAD 13,182,000 USD 10,321,349 Bank of America NA 04/15/21 168,405
GBP 15,400,000 USD 21,026,108 Morgan Stanley & Co. International plc 04/15/21 205,015
USD 21,345,241 EUR 17,593,965 Goldman Sachs International 04/15/21 708,522
GBP 15,391,000 USD 21,016,611 Citibank NA 04/16/21 202,178
USD 12,845,412 EUR 10,651,186 Deutsche Bank AG 04/16/21 351,918
GBP 22,890,000 USD 31,249,648 Barclays Bank plc 04/22/21 308,288
USD 21,548,802 BRL 113,810,000 BNP Paribas SA 04/22/21 1,349,777
USD 35,482,228 CNY 230,555,000 Barclays Bank plc 04/22/21 408,952
USD 21,598,805 NOK 184,335,000 JPMorgan Chase Bank NA 04/22/21 46,817
GBP 22,878,000 USD 31,233,423 Barclays Bank plc 04/23/21 308,078
USD 32,180,577 AUD 41,567,000 Morgan Stanley & Co. International plc 04/23/21 604,910
USD 59,440,695 CNY 388,351,202 HSBC Bank plc 04/29/21 393,917
GBP 18,623,487 USD 25,451,242 Deutsche Bank AG 05/06/21 225,774
USD 25,699,658 CNY 167,157,000 Barclays Bank plc 05/06/21 297,804
USD 35,911,308 HKD 278,327,000 Citibank NA 05/06/21 106,264
USD 14,665,319 CNY 95,341,000 JPMorgan Chase Bank NA 05/07/21 178,024
USD 35,927,775 HKD 278,469,000 Citibank NA 05/13/21 103,883
USD 21,804,217 EUR 17,950,865 JPMorgan Chase Bank NA 05/20/21 733,043
USD 25,821,611 SEK 219,179,000 Bank of America NA 06/03/21 711,344
USD 17,087,379 CNY 112,024,000 Morgan Stanley & Co. International plc 06/09/21 108,030

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 35,419,677 CNY 232,346,000 HSBC Bank plc 06/10/21 $ 205,945
USD 17,375,409 EUR 14,601,000 Bank of America NA 06/10/21 228,403
USD 14,879,380 EUR 12,463,522 Citibank NA 06/10/21 242,569
USD 17,494,487 CNY 114,239,000 Morgan Stanley & Co. International plc 06/17/21 189,965
GBP 13,745,941 EUR 15,999,000 BNP Paribas SA 06/24/21 160,513
GBP 197,578 EUR 230,000 Citibank NA 06/24/21 2,263
USD 17,533,992 CNY 114,902,000 Morgan Stanley & Co. International plc 06/24/21 138,327
JPY 1,441,348,531 EUR 11,072,000 Citibank NA 06/25/21 20,704
USD 21,936,041 CNY 143,635,000 Morgan Stanley & Co. International plc 06/25/21 191,983
10,006,323
JPY 3,715,591,000 USD 35,820,013 Citibank NA 04/01/21 (2,263,084)
USD 34,892,640 CNY 229,454,000 HSBC Bank plc 04/01/21 (58,464)
JPY 3,798,890,719 USD 36,623,580 Citibank NA 04/02/21 (2,314,339)
EUR 13,977,000 USD 17,199,673 Citibank NA 04/08/21 (807,826)
JPY 2,409,648,488 EUR 19,073,000 UBS AG 04/08/21 (605,120)
JPY 3,734,929,000 USD 36,412,754 UBS AG 04/08/21 (2,680,067)
EUR 9,735,000 USD 11,977,996 Citibank NA 04/09/21 (560,815)
EUR 5,255,563 USD 6,333,425 Morgan Stanley & Co. International plc 04/09/21 (169,716)
USD 14,755,491 INR 1,091,021,000 JPMorgan Chase Bank NA 04/09/21 (143,343)
EUR 28,369,192 USD 34,629,086 JPMorgan Chase Bank NA 04/15/21 (1,353,640)
JPY 2,527,462,000 USD 24,361,972 UBS AG 04/15/21 (1,533,000)
EUR 10,664,000 USD 12,992,909 HSBC Bank plc 04/16/21 (484,385)
JPY 2,524,808,000 USD 24,336,432 Morgan Stanley & Co. International plc 04/16/21 (1,531,187)
AUD 56,019,000 USD 43,002,425 Morgan Stanley & Co. International plc 04/23/21 (448,542)
JPY 2,700,774,000 USD 25,969,598 BNP Paribas SA 04/23/21 (1,573,101)
EUR 6,072,166 USD 7,240,488 Morgan Stanley & Co. International plc 04/29/21 (116,114)
MXN 399,639,000 USD 19,718,634 JPMorgan Chase Bank NA 04/29/21 (217,247)
JPY 3,959,874,405 EUR 31,410,000 Citibank NA 04/30/21 (1,080,769)
JPY 2,681,125,000 USD 25,891,101 JPMorgan Chase Bank NA 04/30/21 (1,670,265)
JPY 2,779,275,000 USD 26,464,451 Barclays Bank plc 05/06/21 (1,355,392)
MXN 265,238,000 USD 13,009,643 BNP Paribas SA 05/06/21 (76,568)
USD 12,827,683 MXN 265,238,000 Citibank NA 05/06/21 (105,393)
JPY 2,807,099,000 USD 26,747,354 Barclays Bank plc 05/07/21 (1,386,722)
JPY 3,425,258,000 USD 32,385,253 BNP Paribas SA 05/13/21 (1,438,434)
CHF 15,660,000 USD 17,648,176 JPMorgan Chase Bank NA 05/14/21 (1,061,598)
JPY 3,489,177,000 USD 33,357,164 JPMorgan Chase Bank NA 05/14/21 (1,832,596)
EUR 17,950,865 USD 21,648,515 JPMorgan Chase Bank NA 05/20/21 (577,341)
JPY 3,070,938,521 USD 29,026,208 Citibank NA 05/21/21 (1,278,887)
JPY 1,968,871,000 USD 18,466,591 UBS AG 06/03/21 (675,138)
EUR 30,818,000 USD 36,910,768 Citibank NA 06/10/21 (718,972)
JPY 5,753,000 USD 53,087 JPMorgan Chase Bank NA 06/10/21 (1,097)
JPY 4,389,194,000 USD 40,513,705 Morgan Stanley & Co. International plc 06/10/21 (848,484)
EUR 11,691,000 USD 14,029,880 Citibank NA 06/11/21 (300,001)
USD 5,790,875 INR 431,232,000 BNP Paribas SA 06/11/21 (37,783)
EUR 18,352,000 USD 21,941,321 Deutsche Bank AG 06/17/21 (385,991)
EUR 17,974,761 USD 21,478,577 JPMorgan Chase Bank NA 06/18/21 (365,878)
HUF 5,364,704,000 USD 17,385,977 Bank of America NA 06/18/21 (33,869)
GBP 12,017,000 USD 16,666,550 Citibank NA 06/24/21 (95,708)
CAD 47,051,000 USD 37,693,206 Goldman Sachs International 06/25/21 (248,943)
JPY 3,715,591,000 USD 33,727,953 BNP Paribas SA 07/08/21 (140,076)
JPY 2,100,000 USD 19,063 JPMorgan Chase Bank NA 07/08/21 (80)
USD 166,027 CNY 1,100,000 BNP Paribas SA 07/08/21 (330)
USD 34,639,627 CNY 229,454,000 HSBC Bank plc 07/08/21 (61,537)
JPY 3,736,332,000 USD 33,807,009 Bank of America NA 07/09/21 (31,262)
(32,669,104)
$ (22,662,781)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Advanced Micro Devices, Inc. ................... 287 04/01/21 USD 84.50 USD 2,253 $ 718
Advanced Micro Devices, Inc. ................... 287 04/16/21 USD 84.00 USD 2,253 17,077
Alibaba Group Holding Ltd. ..................... 538 04/16/21 USD 280.00 USD 12,198 7,801
Allianz SE ................................ 174 04/16/21 EUR 205.00 EUR 3,777 260,164
Alphabet, Inc. .............................. 47 04/16/21 USD 2,200.00 USD 9,723 14,335
BNP Paribas SA ............................ 1,510 04/16/21 EUR 48.00 EUR 7,834 761,434
Farfetch Ltd. ............................... 427 04/16/21 USD 75.00 USD 2,264 5,765
Home Depot, Inc. (The) ....................... 71 04/16/21 USD 270.00 USD 2,167 257,908
Invesco QQQ Trust 1 ......................... 632 04/16/21 USD 340.00 USD 20,169 23,068
iShares MSCI Emerging Markets ETF .............. 1,212 04/16/21 USD 59.00 USD 6,465 3,636
Lowe's Cos., Inc. ............................ 114 04/16/21 USD 170.00 USD 2,168 234,555
Mastercard, Inc. ............................ 236 04/16/21 USD 365.00 USD 8,403 85,550
Micron Technology, Inc. ....................... 287 04/16/21 USD 85.00 USD 2,532 152,110
Microsoft Corp. ............................. 420 04/16/21 USD 255.00 USD 9,902 15,330
Sabre Corp. ............................... 63 04/16/21 USD 18.00 USD 93 504
SPDR S&P 500 ETF Trust ...................... 4,038 04/16/21 USD 407.00 USD 160,038 341,211
SPDR S&P 500 ETF Trust ...................... 5,665 04/16/21 USD 409.00 USD 224,521 337,068
SPDR S&P 500 ETF Trust ...................... 6,098 04/16/21 USD 410.00 USD 241,682 307,949
Visa, Inc. ................................. 373 04/16/21 USD 220.00 USD 7,898 46,812
Walt Disney Co. (The) ........................ 187 04/16/21 USD 200.00 USD 3,451 15,895
Western Digital Corp. ......................... 243 04/16/21 USD 85.00 USD 1,622 3,767
Western Digital Corp. ......................... 251 04/16/21 USD 70.00 USD 1,675 41,666
U.S. Treasury 10 Year Note ..................... 1,999 04/23/21 USD 135.50 USD 199,900 31,234
SPDR S&P 500 ETF Trust ...................... 2,287 04/30/21 USD 405.00 USD 90,641 624,351
Advance Auto Parts, Inc. ....................... 132 05/21/21 USD 190.00 USD 2,422 76,560
Alphabet, Inc. .............................. 42 05/21/21 USD 2,200.00 USD 8,688 155,190
Amazon.com, Inc. ........................... 20 05/21/21 USD 3,250.00 USD 6,188 139,100
Amazon.com, Inc. ........................... 28 05/21/21 USD 3,300.00 USD 8,663 154,350
Apple, Inc. ................................ 714 05/21/21 USD 130.00 USD 8,722 192,423
ConocoPhillips ............................. 1,237 05/21/21 USD 55.00 USD 6,552 290,695
DR Horton, Inc. ............................. 660 05/21/21 USD 85.00 USD 5,882 485,100
Edwards Lifesciences Corp. .................... 272 05/21/21 USD 85.00 USD 2,275 79,560
Facebook, Inc. ............................. 315 05/21/21 USD 290.00 USD 9,278 588,263
Global Payment, Inc. ......................... 452 05/21/21 USD 205.00 USD 9,111 356,056
Home Depot, Inc. (The) ....................... 241 05/21/21 USD 280.00 USD 7,357 686,850
Las Vegas Sands Corp. ....................... 1,147 05/21/21 USD 72.50 USD 6,969 80,864
Mastercard, Inc. ............................ 142 05/21/21 USD 395.00 USD 5,056 54,453
Microsoft Corp. ............................. 367 05/21/21 USD 250.00 USD 8,653 129,368
Raytheon Technologies Corp. ................... 1,224 05/21/21 USD 75.00 USD 9,458 578,340
salesforce.com, Inc. .......................... 143 05/21/21 USD 260.00 USD 3,030 9,152
SPDR S&P 500 ETF Trust ...................... 981 05/21/21 USD 395.00 USD 38,880 978,057
U.S. Treasury 10 Year Note ..................... 1,519 05/21/21 USD 134.50 USD 151,900 166,141
VanEck Vectors Semiconductor ETF ............... 1,466 05/21/21 USD 240.00 USD 35,704 1,876,480
Western Digital Corp. ......................... 145 05/21/21 USD 95.00 USD 968 6,815
Deere & Co. ............................... 62 06/18/21 USD 380.00 USD 2,320 106,640
Deere & Co. ............................... 126 06/18/21 USD 400.00 USD 4,714 138,285
Intel Corp. ................................ 2,114 06/18/21 USD 65.00 USD 13,530 671,195
Lions Gate Entertainment Corp. .................. 115 06/18/21 USD 20.00 USD 172 4,600
Mastercard, Inc. ............................ 226 06/18/21 USD 420.00 USD 8,047 48,929
Mastercard, Inc. ............................ 499 06/18/21 USD 350.00 USD 17,767 1,060,375
Monster Beverage Corp. ....................... 85 06/18/21 USD 90.00 USD 774 42,075
Monster Beverage Corp. ....................... 438 06/18/21 USD 95.00 USD 3,990 117,165
PVH Corp. ................................ 373 06/18/21 USD 95.00 USD 3,943 606,125
Ulta Beauty, Inc. ............................ 86 06/18/21 USD 315.00 USD 2,659 163,830
SPDR S&P 500 ETF Trust ...................... 433 12/17/21 USD 360.00 USD 17,161 2,119,319
15,752,263
Put
Invesco QQQ Trust 1 ......................... 1,142 04/01/21 USD 307.00 USD 36,445 2,855
iShares iBoxx $ High Yield Corporate Bond ETF ....... 232 04/01/21 USD 85.50 USD 2,023 696
iShares iBoxx $ High Yield Corporate Bond ETF ....... 454 04/01/21 USD 85.00 USD 3,958 3,178
U.S. Treasury 10 Year Note ..................... 2,000 04/02/21 USD 131.00 USD 200,000 562,500

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Industrial Select Sector SPDR Fund ............... 139 04/16/21 USD 90.00 USD 1,368 $ 10,495
Invesco QQQ Trust 1 ......................... 2,912 04/16/21 USD 305.00 USD 92,931 570,752
iShares iBoxx $ High Yield Corporate Bond ETF ....... 211 04/16/21 USD 85.50 USD 1,839 3,798
iShares Russell 2000 ETF ...................... 169 04/16/21 USD 205.00 USD 3,734 24,843
SPDR Bloomberg Barclays High Yield Bond ETF ...... 158 04/16/21 USD 106.00 USD 1,719 2,765
SPDR Bloomberg Barclays High Yield Bond ETF ...... 249 04/16/21 USD 105.00 USD 2,709 4,358
SPDR S&P 500 ETF Trust ...................... 4,660 04/16/21 USD 380.00 USD 184,690 678,030
SPDR S&P 500 ETF Trust ...................... 5,378 04/30/21 USD 380.00 USD 213,146 1,634,912
Bank of America Corp. ........................ 2,350 05/21/21 USD 38.00 USD 9,092 336,050
Invesco QQQ Trust 1 ......................... 1,002 05/21/21 USD 300.00 USD 31,977 494,988
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,280 05/21/21 USD 85.00 USD 19,877 132,240
iShares iBoxx $ High Yield Corporate Bond ETF ....... 8,768 05/21/21 USD 84.00 USD 76,439 377,024
JPMorgan Chase & Co. ....................... 597 05/21/21 USD 150.00 USD 9,088 325,365
Morgan Stanley ............................. 1,114 05/21/21 USD 82.50 USD 8,651 738,025
SPDR S&P 500 ETF Trust ...................... 807 05/21/21 USD 380.00 USD 31,984 401,886
SPDR S&P 500 ETF Trust ...................... 5,808 05/21/21 USD 385.00 USD 230,188 3,476,088
Anthem, Inc. ............................... 117 06/18/21 USD 350.00 USD 4,200 173,745
Anthem, Inc. ............................... 236 06/18/21 USD 340.00 USD 8,471 264,320
iShares iBoxx $ High Yield Corporate Bond ETF ....... 4,457 06/18/21 USD 84.00 USD 38,856 338,732
Pitney Bowes, Inc. ........................... 72 07/16/21 USD 7.00 USD 59 4,860
10,562,505
$ 26,314,768
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... Citibank NA — 04/01/21 USD 1.23 EUR 53,871 $ –
SPDR Gold Shares
(a)
...... JPMorgan Chase Bank NA 50,535 04/16/21 USD 176.00 USD 8,084 6,932
adidas AG ............. Barclays Bank plc 14,316 05/21/21 EUR 310.00 EUR 3,811 18,068
Alibaba Group Holding Ltd. .. Nomura International plc 21,834 05/21/21 USD 255.00 USD 4,950 69,869
EURO STOXX 50 Index .... Credit Suisse International 2,890 05/21/21 EUR 3,875.00 EUR 11,327 275,195
SPDR Gold Shares
(a)
...... Morgan Stanley & Co. International plc 14,406 05/21/21 USD 166.00 USD 2,304 18,063
Starbucks Corp. ......... Citibank NA 42,488 05/21/21 USD 115.00 USD 4,643 76,147
Autodesk, Inc. ........... Nomura International plc 48,667 06/18/21 USD 280.00 USD 13,488 846,806
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 8,521 06/18/21 EUR 560.00 EUR 4,841 262,667
Raytheon Technologies Corp. Goldman Sachs International 121,459 06/18/21 USD 77.50 USD 9,385 453,425
SPDR Gold Shares
(a)
...... Societe Generale SA 28,798 06/18/21 USD 168.00 USD 4,607 48,957
SPDR S&P 500 ETF Trust ... Morgan Stanley & Co. International plc 198,200 06/18/21 USD 360.00 USD 78,553 7,947,877
EURO STOXX 50 Index .... Credit Suisse International 2,890 07/16/21 EUR 3,900.00 EUR 11,327 363,990
EURO STOXX 50 Index .... Credit Suisse International 2,890 09/17/21 EUR 3,925.00 EUR 11,327 435,038
10,823,034
Put
USD Currency ........... Morgan Stanley & Co. International plc — 04/12/21 JPY 103.00 USD 58,361 127
USD Currency ........... Goldman Sachs International — 04/22/21 JPY 101.00 USD 55,399 391
EUR Currency ........... Bank of America NA — 04/28/21 NOK 10.29 EUR 16,705 556,476
USD Currency ........... Morgan Stanley & Co. International plc — 04/28/21 NOK 8.48 USD 16,705 149,957
EUR Currency ........... BNP Paribas SA — 08/02/21 USD 1.19 EUR 65,006 1,626,949
iShares National Muni Bond
ETF ............... Credit Suisse International 1,153 08/20/21 USD 113.00 USD 134 486
iShares National Muni Bond
ETF ............... Credit Suisse International 1,157 08/20/21 USD 114.00 USD 134 1,793
2,336,179
$ 13,159,213
(a)
All or a portion of the security is held by a wholly-owned subsidiary.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 04/21/21 USD 105.00 USD 2,835 $ 1,911
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual
Goldman Sachs
International 04/01/21 1.52 % USD 33,544 $ —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.53% Semi-Annual
Goldman Sachs
International 04/06/21 1.53 USD 34,963 —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.48% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/21 1.48 USD 24,035 204
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.80% Semi-Annual Deutsche Bank AG 05/28/21 1.80 USD 19,959 88,714
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual
JPMorgan Chase
Bank NA 06/04/21 1.00 USD 35,591 4,722
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual BNP Paribas SA 06/11/21 1.00 USD 11,606 2,394
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual
Goldman Sachs
International 08/23/21 1.75 USD 19,664 247,416
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.77% Semi-Annual
Goldman Sachs
International 08/23/21 1.77 USD 19,468 259,592
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 455,018 1,042,222
1,645,264
Put
5-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.60 USD 258,789 5,710,162
5-Year Interest Rate Swap
(a)
. 0.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.62 USD 106,560 2,246,148
5-Year Interest Rate Swap
(a)
. 0.63% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 05/24/21 0.63 USD 248,932 5,822,071
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/25/21 0.64 USD 251,404 5,772,379
5-Year Interest Rate Swap
(a)
. 0.85% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 05/25/21 0.85 USD 125,702 1,671,864
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/25/21 0.64 USD 125,702 2,886,190
30-Year Interest Rate Swap
(a)
0.48% Annual
6 month
EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 11/16/21 0.48 EUR 32,896 2,063,290
30-Year Interest Rate Swap
(a)
0.49% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/24/21 0.49 EUR 32,087 1,996,436
30-Year Interest Rate Swap
(a)
0.52% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 12/09/21 0.52 EUR 30,227 1,799,669
29,968,209
$ 31,613,473
(a)
Forward settling swaption.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index . Down and In
Credit Suisse
International 10,116 12/17/21 EUR 3,100.00 EUR 2,700.00 EUR 13 $ (713,468)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Advanced Micro Devices, Inc. .................... 287 04/01/21 USD 90.00 USD 2,253 $ (287)
Advanced Micro Devices, Inc. .................... 287 04/16/21 USD 90.00 USD 2,253 (5,453)
Alphabet, Inc. ............................... 45 04/16/21 USD 2,300.00 USD 9,309 (9,900)
Bank of America Corp. ......................... 734 04/16/21 USD 39.00 USD 2,840 (68,629)
Capital One Financial Corp. ...................... 460 04/16/21 USD 130.00 USD 5,853 (97,060)
Capital One Financial Corp. ...................... 460 04/16/21 USD 135.00 USD 5,853 (37,260)
Citigroup, Inc. ............................... 598 04/16/21 USD 72.50 USD 4,350 (140,530)
Johnson & Johnson ........................... 261 04/16/21 USD 180.00 USD 4,290 (1,305)
JPMorgan Chase & Co. ........................ 329 04/16/21 USD 165.00 USD 5,008 (17,437)
Mastercard, Inc. ............................. 236 04/16/21 USD 395.00 USD 8,403 (7,788)
Morgan Stanley .............................. 801 04/16/21 USD 95.00 USD 6,221 (2,804)
Morgan Stanley .............................. 801 04/16/21 USD 90.00 USD 6,221 (9,212)
UWM Holdings Corp. .......................... 336 04/16/21 USD 12.50 USD 266 (1,680)
Visa, Inc. .................................. 746 04/16/21 USD 235.00 USD 15,795 (13,801)
Walt Disney Co. (The) ......................... 547 04/16/21 USD 210.00 USD 10,093 (18,598)
Western Digital Corp. .......................... 251 04/16/21 USD 76.00 USD 1,675 (15,437)
Alphabet, Inc. ............................... 85 05/21/21 USD 2,400.00 USD 17,583 (56,525)
Amazon.com, Inc. ............................ 76 05/21/21 USD 3,500.00 USD 23,515 (154,280)
Apple, Inc. ................................. 1,428 05/21/21 USD 140.00 USD 17,443 (137,088)
Bank of America Corp. ......................... 2,350 05/21/21 USD 44.00 USD 9,092 (81,075)
ConocoPhillips .............................. 499 05/21/21 USD 70.00 USD 2,643 (10,230)
ConocoPhillips .............................. 1,102 05/21/21 USD 60.00 USD 5,837 (115,159)
Facebook, Inc. .............................. 630 05/21/21 USD 320.00 USD 18,555 (411,075)
Global Payment, Inc. .......................... 452 05/21/21 USD 225.00 USD 9,111 (60,377)
Home Depot, Inc. (The) ........................ 143 05/21/21 USD 310.00 USD 4,365 (116,188)
Invesco QQQ Trust 1 .......................... 285 05/21/21 USD 350.00 USD 9,095 (31,635)
JPMorgan Chase & Co. ........................ 597 05/21/21 USD 175.00 USD 9,088 (45,969)
Mastercard, Inc. ............................. 142 05/21/21 USD 425.00 USD 5,056 (9,175)
Micron Technology, Inc. ........................ 580 05/21/21 USD 100.00 USD 5,116 (111,650)
Microsoft Corp. .............................. 734 05/21/21 USD 275.00 USD 17,306 (48,811)
Morgan Stanley .............................. 1,114 05/21/21 USD 95.00 USD 8,651 (25,622)
NVIDIA Corp. ............................... 83 05/21/21 USD 600.00 USD 4,432 (59,760)
NXP Semiconductors NV ....................... 265 05/21/21 USD 220.00 USD 5,336 (133,163)
Raytheon Technologies Corp. .................... 1,224 05/21/21 USD 85.00 USD 9,458 (100,368)
ServiceNow, Inc. ............................. 92 05/21/21 USD 660.00 USD 4,601 (9,430)
Toll Brothers, Inc. ............................. 747 05/21/21 USD 60.00 USD 4,238 (130,725)
VanEck Vectors Semiconductor ETF ................ 1,466 05/21/21 USD 265.00 USD 35,704 (439,067)
Anthem, Inc. ................................ 117 06/18/21 USD 410.00 USD 4,200 (28,958)
Anthem, Inc. ................................ 236 06/18/21 USD 390.00 USD 8,471 (156,940)
HCA Healthcare, Inc. .......................... 526 06/18/21 USD 210.00 USD 9,907 (189,360)
Intel Corp. ................................. 1,880 06/18/21 USD 75.00 USD 12,032 (134,420)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 4,457 06/18/21 USD 87.00 USD 38,856 (245,135)
Mastercard, Inc. ............................. 452 06/18/21 USD 450.00 USD 16,093 (30,510)
Mastercard, Inc. ............................. 499 06/18/21 USD 390.00 USD 17,767 (295,658)
SPDR S&P 500 ETF Trust ....................... 3,752 06/18/21 USD 430.00 USD 148,703 (414,596)
SPDR S&P 500 ETF Trust ....................... 4,039 06/18/21 USD 400.00 USD 160,078 (3,875,421)
(8,105,551)
Put
iShares iBoxx $ High Yield Corporate Bond ETF ........ 686 04/01/21 USD 82.00 USD 5,981 (1,372)
Alibaba Group Holding Ltd. ...................... 245 04/16/21 USD 220.00 USD 5,555 (79,625)
Alphabet, Inc. ............................... 47 04/16/21 USD 1,750.00 USD 9,723 (8,108)
BNP Paribas SA ............................. 1,510 04/16/21 EUR 41.00 EUR 7,834 (13,281)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Farfetch Ltd. ................................ 427 04/16/21 USD 55.00 USD 2,264 $ (170,800)
Invesco QQQ Trust 1 .......................... 2,912 04/16/21 USD 285.00 USD 92,931 (133,952)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 211 04/16/21 USD 83.00 USD 1,839 (1,688)
iShares Russell 2000 ETF ....................... 169 04/16/21 USD 190.00 USD 3,734 (5,746)
Mastercard, Inc. ............................. 236 04/16/21 USD 315.00 USD 8,403 (10,030)
Micron Technology, Inc. ........................ 287 04/16/21 USD 70.00 USD 2,532 (3,588)
Microsoft Corp. .............................. 420 04/16/21 USD 220.00 USD 9,902 (30,870)
Microsoft Corp. .............................. 608 04/16/21 USD 210.00 USD 14,335 (19,760)
SPDR Bloomberg Barclays High Yield Bond ETF ....... 249 04/16/21 USD 100.00 USD 2,709 (6,225)
SPDR S&P 500 ETF Trust ....................... 4,660 04/16/21 USD 365.00 USD 184,690 (265,620)
U.S. Treasury 10 Year Note ...................... 1,999 04/23/21 USD 129.50 USD 199,900 (437,281)
SPDR S&P 500 ETF Trust ....................... 5,378 04/30/21 USD 370.00 USD 213,146 (1,024,509)
Advance Auto Parts, Inc. ........................ 132 05/21/21 USD 160.00 USD 2,422 (23,430)
Amazon.com, Inc. ............................ 10 05/21/21 USD 2,900.00 USD 3,094 (59,825)
Bank of America Corp. ......................... 2,350 05/21/21 USD 34.00 USD 9,092 (90,475)
DR Horton, Inc. .............................. 587 05/21/21 USD 72.50 USD 5,231 (43,732)
Edwards Lifesciences Corp. ..................... 272 05/21/21 USD 70.00 USD 2,275 (11,560)
Generac Holdings, Inc. ......................... 157 05/21/21 USD 270.00 USD 5,141 (71,435)
Global Payments, Inc. ......................... 452 05/21/21 USD 170.00 USD 9,111 (56,500)
Invesco QQQ Trust 1 .......................... 1,002 05/21/21 USD 270.00 USD 31,977 (135,270)
Invesco QQQ Trust 1 .......................... 1,104 05/21/21 USD 265.00 USD 35,232 (121,440)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,280 05/21/21 USD 75.00 USD 19,877 (21,660)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 8,768 05/21/21 USD 81.00 USD 76,439 (197,280)
JPMorgan Chase & Co. ........................ 597 05/21/21 USD 135.00 USD 9,088 (90,446)
Las Vegas Sands Corp. ........................ 431 05/21/21 USD 60.00 USD 2,619 (143,308)
Mastercard, Inc. ............................. 71 05/21/21 USD 340.00 USD 2,528 (56,433)
Morgan Stanley .............................. 1,114 05/21/21 USD 72.50 USD 8,651 (191,608)
Raytheon Technologies Corp. .................... 1,224 05/21/21 USD 60.00 USD 9,458 (25,704)
salesforce.com, Inc. ........................... 143 05/21/21 USD 210.00 USD 3,030 (106,535)
SPDR S&P 500 ETF Trust ....................... 807 05/21/21 USD 350.00 USD 31,984 (141,225)
SPDR S&P 500 ETF Trust ....................... 5,808 05/21/21 USD 360.00 USD 230,188 (1,420,056)
U.S. Treasury 10 Year Note ...................... 1,519 05/21/21 USD 129.50 USD 151,900 (759,500)
Anthem, Inc. ................................ 117 06/18/21 USD 310.00 USD 4,200 (56,160)
Anthem, Inc. ................................ 236 06/18/21 USD 300.00 USD 8,471 (83,780)
Deere & Co. ................................ 62 06/18/21 USD 330.00 USD 2,320 (39,215)
Deere & Co. ................................ 126 06/18/21 USD 350.00 USD 4,714 (136,395)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 4,457 06/18/21 USD 75.00 USD 38,856 (77,998)
Mastercard, Inc. ............................. 426 06/18/21 USD 310.00 USD 15,168 (172,530)
Monster Beverage Corp. ........................ 85 06/18/21 USD 80.00 USD 774 (19,975)
Monster Beverage Corp. ........................ 438 06/18/21 USD 85.00 USD 3,990 (99,645)
PVH Corp. ................................. 373 06/18/21 USD 75.00 USD 3,943 (23,313)
salesforce.com, Inc. ........................... 533 06/18/21 USD 200.00 USD 11,293 (346,450)
SPDR S&P 500 ETF Trust ....................... 1,348 06/18/21 USD 250.00 USD 53,425 (57,964)
Ulta Beauty, Inc. ............................. 86 06/18/21 USD 255.00 USD 2,659 (34,400)
SPDR S&P 500 ETF Trust ....................... 216 12/17/21 USD 270.00 USD 8,561 (79,812)
(7,207,514)
$ (15,313,065)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. Citibank NA — 04/01/21 USD 1.25 EUR 53,871 $ –
Disco Corp. ............... Morgan Stanley & Co. International plc 2,147 04/09/21 JPY 38,390.00 JPY 74,608 (356)
Hoya Corp. ................ Morgan Stanley & Co. International plc 27,440 04/09/21 JPY 14,393.50 JPY 356,857 (608)
Recruit Holdings Co. Ltd. ...... BNP Paribas SA 19,600 04/09/21 JPY 5,606.07 JPY 105,860 (3,302)
Shin-Etsu Chemical Co. Ltd. .... Morgan Stanley & Co. International plc 27,160 04/09/21 JPY 19,866.00 JPY 505,448 (5,577)
USD Currency .............. Morgan Stanley & Co. International plc — 04/12/21 JPY 108.00 USD 58,361 (1,441,580)
Alphabet, Inc. .............. Morgan Stanley & Co. International plc 6,293 04/16/21 USD 2,275.00 USD 13,018 (25,118)
DR Horton, Inc. ............. BNP Paribas SA 54,498 04/16/21 USD 85.00 USD 4,857 (272,882)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 81,578 04/16/21 USD 188.00 USD 13,049 $ (2,039)
Taiwan Semiconductor
Manufacturing Co. Ltd. ...... JPMorgan Chase Bank NA 330,387 04/21/21 USD 671.64 USD 193,937 (3,790)
Tencent Holdings Ltd. ......... Morgan Stanley & Co. International plc 47,293 04/29/21 HKD 807.59 HKD 28,849 (131)
Disco Corp. ............... Goldman Sachs International 2,163 05/14/21 JPY 36,736.80 JPY 75,164 (16,155)
FANUC Corp. .............. Goldman Sachs International 3,999 05/14/21 JPY 29,255.10 JPY 104,714 (5,261)
Hoya Corp. ................ Morgan Stanley & Co. International plc 27,786 05/14/21 JPY 13,620.00 JPY 361,357 (59,736)
Keyence Corp. ............. UBS AG 3,016 05/14/21 JPY 56,618.50 JPY 151,614 (2,987)
Kose Corp. ................ Goldman Sachs International 6,263 05/14/21 JPY 20,558.44 JPY 98,079 (134)
Recruit Holdings Co. Ltd. ...... BNP Paribas SA 19,900 05/14/21 JPY 5,602.10 JPY 107,480 (19,752)
Shin-Etsu Chemical Co. Ltd. .... Morgan Stanley & Co. International plc 27,494 05/14/21 JPY 19,965.00 JPY 511,663 (51,448)
Sony Group Corp. ........... Goldman Sachs International 11,004 05/14/21 JPY 12,358.21 JPY 127,591 (20,458)
adidas AG ................ Barclays Bank plc 14,316 05/21/21 EUR 340.00 EUR 3,811 (3,265)
DR Horton, Inc. ............. BNP Paribas SA 54,498 05/21/21 USD 87.50 USD 4,857 (312,001)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 28,811 05/21/21 USD 176.00 USD 4,609 (9,271)
Starbucks Corp. ............ Citibank NA 42,488 05/21/21 USD 130.00 USD 4,643 (12,660)
Walt Disney Co. (The) ........ Morgan Stanley & Co. International plc 71,225 05/21/21 USD 215.00 USD 13,142 (114,655)
FANUC Corp. .............. Goldman Sachs International 3,939 06/11/21 JPY 30,232.09 JPY 103,143 (10,474)
Keyence Corp. ............. Goldman Sachs International 3,002 06/11/21 JPY 58,269.78 JPY 150,911 (15,111)
Kose Corp. ................ Goldman Sachs International 6,191 06/11/21 JPY 17,944.64 JPY 96,951 (8,376)
Sony Group Corp. ........... Goldman Sachs International 10,974 06/11/21 JPY 13,593.55 JPY 127,244 (12,184)
Autodesk, Inc. .............. Nomura International plc 69,491 06/18/21 USD 330.00 USD 19,259 (189,710)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 8,521 06/18/21 EUR 620.00 EUR 4,841 (62,126)
Raytheon Technologies Corp. ... Goldman Sachs International 121,459 06/18/21 USD 90.00 USD 9,385 (83,199)
SPDR Gold Shares
(a)
......... Societe Generale SA 57,596 06/18/21 USD 178.00 USD 9,213 (33,406)
(2,797,752)
Put
USD Currency .............. Morgan Stanley & Co. International plc — 04/12/21 JPY 100.00 USD 58,361 (16)
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 15,160 04/16/21 USD 162.00 USD 2,425 (44,124)
EUR Currency .............. Bank of America NA — 04/28/21 NOK 10.08 EUR 16,705 (242,641)
USD Currency .............. Morgan Stanley & Co. International plc — 04/28/21 NOK 8.31 USD 16,705 (50,065)
Alibaba Group Holding Ltd. ..... Nomura International plc 14,556 04/30/21 USD 215.00 USD 3,300 (61,927)
adidas AG ................ Barclays Bank plc 10,662 05/21/21 EUR 260.00 EUR 2,838 (136,983)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 28,933 05/21/21 USD 158.00 USD 4,628 (73,332)
Autodesk, Inc. .............. Nomura International plc 48,667 06/18/21 USD 240.00 USD 13,488 (271,319)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 7,100 06/18/21 EUR 480.00 EUR 4,034 (30,557)
Raytheon Technologies Corp. ... Goldman Sachs International 121,459 06/18/21 USD 62.50 USD 9,385 (49,889)
SPDR Gold Shares
(a)
......... Societe Generale SA 43,351 06/18/21 USD 154.00 USD 6,934 (93,832)
EUR Currency .............. BNP Paribas SA — 08/02/21 USD 1.15 EUR 97,509 (703,474)
(1,758,159)
$ (4,555,911)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 % USD 18,939 $ (7,890)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 455,018 (395,903)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 455,018 (654,342)
(1,058,135)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Goldman Sachs
International 04/01/21 1.40 % USD 81,005 $ (2,851,429)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.87% Semi-Annual Bank of America NA 04/06/21 0.87 USD 106,560 (933,653)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.42% Semi-Annual
Goldman Sachs
International 04/06/21 1.42 USD 46,617 (1,555,387)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.85% Semi-Annual Bank of America NA 04/06/21 0.85 USD 258,789 (2,520,976)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.00% Semi-Annual Deutsche Bank AG 05/25/21 1.00 USD 125,702 (976,259)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.00% Semi-Annual
Goldman Sachs
International 05/25/21 1.00 USD 125,702 (976,259)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.25% Semi-Annual
Goldman Sachs
International 08/23/21 2.25 USD 19,664 (844,542)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.27% Semi-Annual
Goldman Sachs
International 08/23/21 2.27 USD 19,468 (794,990)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 USD 37,877 (1,924,206)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.78% Annual
JPMorgan Chase
Bank NA 11/16/21 0.78 EUR 32,896 (863,568)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.79% Annual
Goldman Sachs
International 11/24/21 0.79 EUR 32,087 (847,905)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.82% Annual
Goldman Sachs
International 12/09/21 0.82 EUR 30,227 (783,006)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 129,432 (4,883,982)
(20,756,162)
$ (21,814,297)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 302,896 $ (5,616,182) $ (4,949,731) $ (666,451)
CDX.NA.HY.34.V9 ................... 5.00 Quarterly 06/20/25 USD 18,506 (1,718,133) 150,762 (1,868,895)
CDX.NA.IG.36.V1 ................... 1.00 Quarterly 06/20/26 USD 40,941 (970,718) (868,658) (102,060)
$ (8,305,033) $ (5,667,627) $ (2,637,406)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 B- EUR 23,929 $ 3,470,409 $ 1,995,423 $ 1,474,986
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 240,208 $ 1,370,650 $ — $ 1,370,650
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 359,009 (3,044,823) — (3,044,823)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 202,105 (2,007,411) — (2,007,411)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 321,733 (185,398) — (185,398)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 321,632 (161,571) — (161,571)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 228,277 (241,716) — (241,716)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 228,277 (185,214) — (185,214)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 288,705 769,384 — 769,384
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 71,709 348,202 — 348,202
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 144,079 (5,053,860) 1,508 (5,055,368)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 54,783 1,302,095 — 1,302,095
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 158,782 (3,944,073) — (3,944,073)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 43,983 (964,505) — (964,505)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 111,096 (3,347,345) — (3,347,345)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 53,872 856,801 — 856,801
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 14,723 224,150 — 224,150
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 177,155 (1,656,038) — (1,656,038)
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 17,492 1,555,180 — 1,555,180
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 40,837 (2,350,018) — (2,350,018)
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 18,887 (1,842,812) — (1,842,812)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 6,952 (666,760) — (666,760)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 10,581 (1,035,643) — (1,035,643)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 10,581 988,373 — 988,373
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 8,465 (805,596) — (805,596)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 8,465 751,348 — 751,348
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 29,026 2,451,585 — 2,451,585
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 18,556 1,022,244 — 1,022,244
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 10,926 579,347 — 579,347
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 12,949 3,889,867 — 3,889,867
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 8,506 2,579,781 — 2,579,781
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 18,355 (4,775,910) — (4,775,910)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 4,323 (1,119,889) — (1,119,889)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 12,759 (3,285,135) — (3,285,135)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 27,206 5,738,143 — 5,738,143
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 10,346 (2,907,963) — (2,907,963)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 10,707 2,510,229 — 2,510,229
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 31,369 8,742,591 — 8,742,591
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 23,577 4,833,887 — 4,833,887
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 10,707 2,398,570 — 2,398,570
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 7,800 1,334,467 — 1,334,467
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 41,893 (9,622,927) — (9,622,927)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 10,707 2,288,299 — 2,288,299
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 25,428 4,427,229 — 4,427,229
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 8,697 1,362,826 — 1,362,826
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 18,489 2,460,325 — 2,460,325
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 33,216 5,542,922 — 5,542,922
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 18,944 2,746,635 — 2,746,635
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 10,563 1,324,475 — 1,324,475
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 10,926 1,319,806 — 1,319,806
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 30,299 (6,775,503) — (6,775,503)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 20,199 6,156,133 — 6,156,133
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 4,261 288,995 — 288,995
$ 16,184,429 $ 1,508 $ 16,182,921
(a)
Forward swap.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(10,956) of net dividends and financing fees.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 2,962 $ (80,024) $ 369,366 $ (449,390)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. ...... 5.00 % Quarterly Barclays Bank plc 12/20/21 CCC USD 4,440 $ 92,474 $ (147,812) $ 240,286
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 4,970,519 Goldman Sachs International 06/20/21 USD 4,971 $ (16,899) $ (2,334) $ (14,565)
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 5,394,312 Goldman Sachs International 06/20/21 USD 5,394 (6,478) (51) (6,427)
S&P 500 Annual Dividend Index
Futures December 2021 ... USD 2,403,225 BNP Paribas SA 12/17/21 USD 2,403 504,900 — 504,900
GSCBBL8X Index ......... USD 2,073,067 Goldman Sachs International 02/22/22 USD 2,073 (373,609) — (373,609)
$ 107,914 $ (2,385) $ 110,299
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(a)
01/25/21-05/31/23 $ 9,747,005 $ (1,719,118)
(b)
$ 8,038,843 0.4%
Monthly
JPMorgan Chase
Bank NA
(c)
02/08/23 (9,940,689) (35,883)
(d)
(9,949,394) 0.1
$ (1,755,001) $ (1,910,551)
(b) (d)
Range: 18-175 basis points 18-150 basis points
Benchmarks: Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR:
USD 1 Week USD 1 Month
USD 1 Month USD Overnight Bank Funding Rate

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
(e)
Amount includes $(27,178) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
March 31, 2021, expiration dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Italy
Leonardo SpA ........... 2,346,400 $ 18,981,599 236.1%
Total Reference Entity — Long ............ 18,981,599
Reference Entity — Short
China
BeiGene Ltd., ADR ........ (403) (140,276) (1.7)
China Conch Venture Holdings
Ltd. ................ (151,500) (713,783) (8.9)
China Evergrande Group .... (40,000) (76,361) (1.0)
China Literature Ltd. ....... (14,600) (145,252) (1.8)
China Longyuan Power Group
Corp. Ltd., Class H ...... (120,000) (163,891) (2.0)
China Molybdenum Co. Ltd.,
Class H .............. (300,000) (183,161) (2.3)
China Resources Gas Group
Ltd. ................ (32,000) (177,613) (2.2)
China Vanke Co. Ltd., Class H (80,200) (315,152) (3.9)
Cosco Shipping Holdings Co.
Ltd., Class H .......... (89,500) (115,839) (1.4)
GSX Techedu, Inc., ADR .... (2,717) (92,052) (1.2)
Longfor Group Holdings Ltd. .. (76,000) (504,078) (6.3)
Microport Scientific Corp. .... (50,000) (283,859) (3.5)
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H ... (59,000) (252,565) (3.1)
Smoore International Holdings
Ltd. ................ (11,000) (67,656) (0.8)
Sunny Optical Technology Group
Co. Ltd. .............. (9,000) (206,767) (2.6)
TravelSky Technology Ltd., Class
H .................. (43,000) (100,878) (1.3)
Zai Lab Ltd., ADR ......... (263) (35,092) (0.4)
Zhongsheng Group Holdings
Ltd. ................ (7,500) (53,132) (0.7)
Zijin Mining Group Co. Ltd.,
Class H .............. (166,000) (205,294) (2.6)
(3,832,701)
Denmark
Vestas Wind Systems A/S ... (1,163) (239,912) (3.0)
Finland
Sampo OYJ, Class A ....... (5,364) (241,864) (3.0)
France
Air Liquide SA ........... (2,629) (429,252) (5.3)
Airbus SE .............. (3,432) (389,248) (4.8)
Bouygues SA ............ (5,308) (212,610) (2.7)
Engie SA ............... (10,329) (146,727) (1.8)
Vinci SA ............... (2,166) (221,846) (2.8)
(1,399,683)
Germany
Porsche Automobil Holding SE
(Preference) .......... (3,901) (413,900) (5.2)
Hong Kong
Sino Biopharmaceutical Ltd. .. (198,000) (198,762) (2.5)
Shares Value
% of Basket
Value
Italy
Atlantia SpA ............. (13,983) $ (261,681) (3.2) %
Poland
Polskie Gornictwo Naftowe i
Gazownictwo SA ....... (54,336) (82,624) (1.0)
South Korea
Celltrion Healthcare Co. Ltd. .. (2,658) (320,814) (4.0)
Korea Shipbuilding & Offshore
Engineering Co. Ltd. ..... (2,202) (261,184) (3.2)
(581,998)
Spain
Grifols SA .............. (4,301) (112,565) (1.4)
Sweden
Telia Co. AB ............. (74,003) (320,860) (4.0)
Taiwan
E.Sun Financial Holding Co. Ltd. (102,000) (93,394) (1.2)
Hotai Motor Co. Ltd. ....... (2,000) (41,401) (0.5)
(134,795)
United Kingdom
HSBC Holdings plc ........ (29,164) (169,987) (2.1)
Prudential plc ............ (23,605) (502,847) (6.2)
SSE plc ................ (6,649) (133,319) (1.7)
(806,153)
United States
AmerisourceBergen Corp. ... (1,511) (178,404) (2.2)
Archer-Daniels-Midland Co. .. (2,194) (125,058) (1.6)
Boeing Co. (The) ......... (2,110) (537,459) (6.7)
Booking Holdings, Inc. ...... (66) (153,770) (1.9)
Honeywell International, Inc. .. (782) (169,749) (2.1)
Keurig Dr Pepper, Inc. ...... (11,265) (387,178) (4.8)
Moderna, Inc. ............ (1,163) (152,295) (1.9)
Paychex, Inc. ............ (4,417) (432,954) (5.4)
Simon Property Group, Inc. .. (1,568) (178,391) (2.2)
(2,315,258)
Total Reference Entity — Short ............ (10,942,756)
Net Value of Reference Entity — Citibank NA .. $ 8,038,843
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of March 31, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Short
Australia
Afterpay Ltd. ............ (2,982) (232,906) 2.4
National Australia Bank Ltd. .. (8,648) (171,339) 1.7
Scentre Group ........... (45,429) (97,813) 1.0
Westpac Banking Corp. ..... (10,396) (192,835) 1.9
(694,893)
Belgium
UCB SA ............... (1,585) (150,676) 1.5

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
i
Shares Value
% of Basket
Value
Brazil
Hapvida Participacoes e
Investimentos SA ....... (171,204) $ (451,686) 4.5%
Raia Drogasil SA ......... (52,555) (234,920) 2.4
(686,606)
Canada
Pembina Pipeline Corp. ..... (6,441) (186,049) 1.9
Shaw Communications, Inc.,
Class B .............. (18,531) (481,892) 4.8
(667,941)
China
Bilibili, Inc., ADR .......... (2,326) (249,022) 2.5
BYD Electronic International Co.
Ltd. ................ (11,000) (64,842) 0.6
China Gas Holdings Ltd. .... (18,400) (75,545) 0.8
China Southern Airlines Co. Ltd.,
Class H .............. (458,000) (339,996) 3.4
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (23,200) (138,385) 1.4
GDS Holdings Ltd., ADR .... (966) (78,333) 0.8
Geely Automobile Holdings Ltd. (90,000) (231,486) 2.3
Great Wall Motor Co. Ltd., Class
H .................. (98,000) (274,016) 2.8
Innovent Biologics, Inc. ..... (10,000) (102,272) 1.0
iQIYI, Inc., ADR .......... (14,236) (236,602) 2.4
Kunlun Energy Co. Ltd. ..... (92,000) (97,062) 1.0
Shandong Gold Mining Co. Ltd.,
Class H .............. (112,500) (212,192) 2.1
Shenzhou International Group
Holdings Ltd. .......... (7,400) (154,782) 1.6
Tencent Music Entertainment
Group, ADR ........... (7,606) (155,847) 1.6
Tsingtao Brewery Co. Ltd. ... (6,000) (53,401) 0.5
Weibo Corp., ADR ......... (1,780) (89,819) 0.9
(2,553,602)
Hong Kong
Jardine Strategic Holdings Ltd. (2,600) (85,907) 0.9
Link REIT .............. (19,961) (182,119) 1.8
(268,026)
Japan
Chugai Pharmaceutical Co. Ltd. (2,800) (113,775) 1.1
Fast Retailing Co. Ltd. ...... (100) (79,938) 0.8
Nippon Paint Holdings Co. Ltd. (7,000) (101,106) 1.0
ORIX Corp. ............. (13,200) (223,249) 2.2
Secom Co. Ltd. ........... (2,300) (193,894) 2.0
Seven & i Holdings Co. Ltd. .. (2,100) (84,801) 0.9
Shares Value
% of Basket
Value
Japan (continued)
Shimano, Inc. ............ (1,400) $ (334,376) 3.4%
SoftBank Group Corp. ...... (2,500) (212,844) 2.1
Sysmex Corp. ........... (700) (75,560) 0.8
(1,419,543)
Mexico
Wal-Mart de Mexico SAB de CV (57,488) (181,553) 1.8
Peru
Credicorp Ltd. ........... (750) (102,427) 1.0
South Africa
Capitec Bank Holdings Ltd. ... (3,820) (367,224) 3.7
Shoprite Holdings Ltd. ...... (8,281) (88,094) 0.9
Vodacom Group Ltd. ....... (10,278) (87,873) 0.9
(543,191)
South Korea
AMOREPACIFIC Group
(Preference) .......... (353) (12,668) 0.1
Samsung C&T Corp. ....... (797) (88,152) 0.9
(100,820)
Spain
Aena SME SA ........... (903) (146,501) 1.5
Amadeus IT Group SA ...... (1,189) (84,690) 0.8
(231,191)
Switzerland
Chocoladefabriken Lindt &
Spruengli AG .......... (66) (574,939) 5.8
Schindler Holding AG ...... (840) (246,800) 2.5
(821,739)
United Kingdom
Compass Group plc ........ (9,127) (184,400) 1.8
United States
AvalonBay Communities, Inc. . (1,266) (233,590) 2.4
Centene Corp. ........... (2,439) (155,877) 1.6
General Dynamics Corp. .... (1,772) (321,724) 3.2
Liberty Broadband Corp., Class
C .................. (694) (104,204) 1.0
Norfolk Southern Corp. ..... (836) (224,483) 2.3
Roper Technologies, Inc. .... (751) (302,908) 3.0
(1,342,786)
Total Reference Entity — Short ............ (9,949,394)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (9,949,394)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.29%
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.51)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands ........................................ $ — $ 38,767,814 $ 1,460,540 $ 40,228,354
Ireland .............................................. — 3,397,955 308,317 3,706,272
Netherlands ........................................... — 819,841 — 819,841
United States .......................................... — 38,344,627 1,262,214 39,606,841
Common Stocks:
Argentina ............................................ 1,642,175 — — 1,642,175
Australia ............................................. — 11,972,964 7,762,839 19,735,803
Belgium ............................................. — 186,051 — 186,051
Brazil ............................................... 7,458,460 — — 7,458,460
Canada ............................................. 70,997,590 — — 70,997,590
Chile ............................................... 805,550 — — 805,550
China ............................................... 43,656,528 168,683,111 79,481 212,419,120
Denmark ............................................. — 18,074,847 — 18,074,847
Finland .............................................. — 18,253,531 — 18,253,531
France .............................................. — 255,305,231 — 255,305,231
Germany ............................................ 41,711,773 241,606,280 — 283,318,053
Hong Kong ........................................... — 55,447,527 — 55,447,527
India ............................................... — 19,476,590 6,333,180 25,809,770
Indonesia ............................................ — 2,369,464 — 2,369,464
Ireland .............................................. — 8,805,848 — 8,805,848
Israel ............................................... 1,329,660 — — 1,329,660
Italy ................................................ — 144,509,699 — 144,509,699
Japan ............................................... — 159,494,248 — 159,494,248
Luxembourg .......................................... — 4,992,859 — 4,992,859
Macau .............................................. — 766,375 — 766,375
Mexico .............................................. 257,828 — — 257,828

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Netherlands ........................................... $ 43,006,474 $ 192,423,268 $ — $ 235,429,742
Norway .............................................. 1,236,880 — — 1,236,880
Poland .............................................. 3,534,226 495,710 — 4,029,936
Portugal ............................................. 1,557,908 — — 1,557,908
Saudi Arabia .......................................... — 78,384 — 78,384
Singapore ............................................ — 5,752,570 — 5,752,570
South Africa ........................................... — 5,990,170 — 5,990,170
South Korea .......................................... — 44,867,036 — 44,867,036
Spain ............................................... — 24,678,254 — 24,678,254
Sweden ............................................. — 89,332,281 — 89,332,281
Switzerland ........................................... 3,650,904 25,375,430 — 29,026,334
Taiwan .............................................. 5,919,613 98,950,337 — 104,869,950
Thailand ............................................. — 2,357,324 — 2,357,324
Turkey .............................................. 258,013 — — 258,013
United Arab Emirates .................................... — — 5 5
United Kingdom ........................................ 62,496,862 110,876,160 — 173,373,022
United States .......................................... 3,901,957,657 55,425,651 13,107,111 3,970,490,419
Corporate Bonds
Argentina ............................................ — 912,499 — 912,499
Australia ............................................. — 2,709,073 36,311,376 39,020,449
Bahrain ............................................. — 1,271,800 — 1,271,800
Belgium ............................................. — 958,751 — 958,751
Brazil ............................................... — 14,250,690 — 14,250,690
Canada ............................................. — 3,001,234 — 3,001,234
Cayman Islands ........................................ — 173,517 — 173,517
Chile ............................................... — 2,524,907 — 2,524,907
China ............................................... — 4,800 — 4,800
Colombia ............................................ — 2,505,102 — 2,505,102
Congo, Democratic Republic of the ........................... — 1,208,034 — 1,208,034
Dominican Republic ..................................... — 1,262,533 — 1,262,533
France .............................................. — 6,385,153 — 6,385,153
Germany ............................................ — 10,454,318 — 10,454,318
Greece .............................................. — 5,411,805 — 5,411,805
Guatemala ........................................... — 1,031,566 — 1,031,566
Hong Kong ........................................... — 210,750 — 210,750
India ............................................... — 3,733,568 — 3,733,568
Indonesia ............................................ — 773,013 — 773,013
Ireland .............................................. — 1,204,863 — 1,204,863
Israel ............................................... — 3,440,533 — 3,440,533
Italy ................................................ — 11,802,541 — 11,802,541
Japan ............................................... — 1,218,925 — 1,218,925
Kuwait .............................................. — 2,673,095 — 2,673,095
Luxembourg .......................................... — 14,297,389 — 14,297,389
Macau .............................................. — 822,063 — 822,063
Malaysia ............................................. — 213,610 — 213,610
Mexico .............................................. — 9,966,211 — 9,966,211
Morocco ............................................. — 854,000 — 854,000
Netherlands ........................................... — 1,224,067 — 1,224,067
Oman ............................................... — 413,500 — 413,500
Panama ............................................. — 1,985,796 — 1,985,796
Peru ................................................ — 3,254,233 — 3,254,233
Russia .............................................. — 204,500 — 204,500
Saudi Arabia .......................................... — 1,109,653 — 1,109,653
Singapore ............................................ — 1,800,723 — 1,800,723
South Africa ........................................... — 3,880,133 — 3,880,133
South Korea .......................................... — 323,786 — 323,786
Spain ............................................... — 628,200 — 628,200
Switzerland ........................................... — 1,719,056 — 1,719,056
Tanzania, United Republic of ............................... — 295,645 — 295,645
Turkey .............................................. — — 2,007,320 2,007,320
Ukraine ............................................. — 1,309,602 — 1,309,602
United Arab Emirates .................................... — 2,356,454 — 2,356,454
United Kingdom ........................................ — 26,265,352 — 26,265,352
United States .......................................... — 296,866,387 — 296,866,387
Zambia .............................................. — 1,620,675 — 1,620,675
Floating Rate Loan Interests:

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Canada ............................................. $ — $ 9,612,226 $ — $ 9,612,226
France .............................................. — 10,791,025 — 10,791,025
Germany ............................................ — — 10,913,675 10,913,675
Luxembourg .......................................... — 7,672,829 — 7,672,829
Netherlands ........................................... — 35,925,362 — 35,925,362
United States .......................................... — 77,878,729 36,050,384 113,929,113
Foreign Agency Obligations ................................. — 17,681,346 — 17,681,346
Foreign Government Obligations .............................. — 583,684,440 — 583,684,440
Investment Companies .................................... 674,000,538 — — 674,000,538
Municipal Bonds ......................................... — 11,688,961 — 11,688,961
Non-Agency Mortgage-Backed Securities:
United States .......................................... — 87,019,148 18,413,000 105,432,148
Other Interests .......................................... — — 8,651,870 8,651,870
Preferred Securities:
Brazil ............................................... 1,724,698 — — 1,724,698
China ............................................... — — 14,055,461 14,055,461
Germany ............................................ — — 7,336,638 7,336,638
India ............................................... — — 4,479,645 4,479,645
Jersey .............................................. — — 4,424,698 4,424,698
United Kingdom ........................................ — 23,087,398 3,436,586 26,523,984
United States .......................................... 56,787,118 35,758,393 86,342,700 178,888,211
Rights ................................................ 8,770 — — 8,770
U.S. Government Sponsored Agency Securities .................... — 6,055,286 — 6,055,286
U.S. Treasury Obligations ................................... — 150,677,544 — 150,677,544
Warrants .............................................. 618,246 — 450,053 1,068,299
Short-Term Securities:
Money Market Funds ...................................... 109,717,100 — — 109,717,100
Time Deposits .......................................... — 2,692,815 — 2,692,815
U.S. Treasury Obligations ................................... — 296,095,988 — 296,095,988
Options Purchased:
Credit contracts .......................................... — 1,911 — 1,911
Equity contracts .......................................... 25,554,893 10,825,313 — 36,380,206
Foreign currency exchange contracts ........................... — 2,333,900 — 2,333,900
Interest rate contracts ...................................... 759,875 31,613,473 — 32,373,348
Liabilities:
Investments Sold Short .................................... (74,977,450) — — (74,977,450)
Subtotal ....................................................
$ 4,985,671,889 $ 3,699,507,629 $ 263,187,093 $ 8,948,366,611
Investments Valued at NAV
(a)
...................................... 232,573,504
$ —
Total Investments .............................................. $ 9,180,940,115
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 1,715,272 $ — $ 1,715,272
Equity contracts ........................................... 1,869,437 504,900 — 2,374,337
Foreign currency exchange contracts ............................ — 10,006,323 — 10,006,323
Interest rate contracts ....................................... 6,850,978 72,164,539 — 79,015,517
Liabilities:
Credit contracts ........................................... — (3,086,796) — (3,086,796)
Equity contracts ........................................... (20,202,189) (4,960,213) — (25,162,402)
Foreign currency exchange contracts ............................ — (35,106,880) — (35,106,880)
Interest rate contracts ....................................... (1,461,178) (77,816,907) — (79,278,085)
$ (12,942,952) $ (36,579,762) $ — $ (49,522,714)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Other
Interests
Preferred
Securities Warrants Total
Investments:
Assets:
Opening balance, as of December 31,
2020 .................... $ 1,701,538 $ 16,347,363 $ 38,874,222 $ 42,534,107 $ — $ 88,105 $ — $ 109,054,903 $ 370,686 $ 208,970,924
Transfers into level 3 ........... — 209,959 — 3,915,716 — — — — — 4,125,675
Transfers out of level 3 .......... — — — (9,147,018) — — — — — (9,147,018)
Accrued discounts/premiums ....... (130) — (9,030) 25,683 — — — — — 16,523
Net realized gain (loss) .......... (1,892) (326) — 31,353 — (88,105) — 52 — (58,918)
Net change in unrealized appreciation
(depreciation)
(a)
............. (14,786) 7,898,698 (546,496) (51,808) — — 1,367,321 (2,807,730) (90,173) 5,755,026
Purchases ................... 1,461,575 3,035,243 — 10,798,730 18,413,000 — 7,284,549 35,526,688 169,540 76,689,325
Sales ...................... (115,234) (208,321) — (1,142,704) — — — (21,698,185) — (23,164,444)
Closing balance, as of March 31, 2021
$ 3,031,071 $ 27,282,616 $ 38,318,696 $ 46,964,059 $ 18,413,000 $ —
$ 8,651,870
$ 120,075,728 $ 450,053 $ 263,187,093
Net change in unrealized appreciation
(depreciation) on investments still held
at March 31, 2021
(a)
..........
$ (14,786) $ 7,898,761 $ (546,496) $ (51,808) $ — $ —
$ 1,367,321
$ 23,107,316 $ (90,173) $ 31,670,135
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2021
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $39,533,873. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks
(b)
.......................... $ 27,203,127 Income Discount Rate 16% —
Market Revenue Multiple 15.50x —
Volatility 66% —
Time to Exit 1.2 —
Recent Transactions — —
Corporate Bonds ........................... 38,318,696 Income Discount Rate 16% – 29% 17%
Floating Rate Loan Interests
(c)
................... 28,953,746 Income Discount Rate 4% – 11% 6%
Market Recent Transactions — —
Other Interests ............................ 8,651,870 Market Recent Transactions — —
Preferred Stocks
(d)
.......................... 120,075,728 Income Discount Rate 27% —
Market Revenue Multiple 2.70x – 42.00x 16.82x
Time to Exit 0.5 – 2.8 1.7
Volatility 42% – 66% 58%
Recent Transactions — —
Warrants ................................ 450,053 Market Revenue Multiple 7.25x - 9.50x 7.91x
Time to Exit 0.5 – 2.1 2.0
Volatility 42% - 46% 46%
Recent Transactions — —
$ 223,653,220
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2021, the valuation technique for investments classified as Common Stocks amounting to $12,639,570 changed to Current Value approach. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end March 31, 2021, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $4,150,459 changed to Transaction Price approach. The investments were previously valued utilizing Discounted Cash Flow. The change was due to consideration of the information that was available at the time the investments were valued.
(d)
For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $21,623,026 changed to Current Value approach. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.